As filed with the Securities and Exchange Commission on April 29, 2005
                                                 Securities Act File No. 33-1719
                                        Investment Company Act File No. 811-4494


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      X
                                                                       ---------


         Pre-Effective Amendment No.
                                                     ---------         ---------
         Post-Effective Amendment No.                     24                 X
                                                     ---------         ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              X
                                                                       ---------

         Amendment No.                                    26                 X
                                                     ---------         ---------


                             THE GABELLI ASSET FUND
                             ----------------------
               (Exact Name of Registrant as Specified in Charter)

                 ONE CORPORATE CENTER, RYE, NEW YORK 10580-1422
                 ----------------------------------------------
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code 1-800-422-3554

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            RYE, NEW YORK 10580-1422
                            ------------------------
                     (Name and Address of Agent for Service)

                                   Copies to:

James E. McKee, Esq.                      Richard T. Prins, Esq.
The Gabelli Asset Fund                    Skadden, Arps, Slate, Meagher & Flom
One Corporate Center                      Four Times Square, 30th Floor
Rye, New York 10580-1422                  New York, New York 10036

It is proposed that this filing will become effective (check appropriate box):


                           immediately upon filing pursuant to paragraph (b); or
         ---------
              X            on April 29, 2005 pursuant to paragraph (b); or
         ---------
                           60 days after filing pursuant to paragraph (a)(1); or
         ---------
                           on [____] pursuant to paragraph (a)(1); or
         ---------
                           75 days after filing pursuant to paragraph (a)(2); or
         ---------
                           on [____] pursuant to paragraph (a)(2) of Rule 485.
         ---------


If appropriate, check the following box:

         ---------         This post-effective  amendment  designates a new
                           effective date for a previously filed post-effective amendment.

                             THE GABELLI ASSET FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                 (800-422-3554)
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 p.m.

                 ----------------------------------------------
                                   QUESTIONS?
                                Call 800-GABELLI
                       or your investment representative.
                 ----------------------------------------------

                                TABLE OF CONTENTS

INVESTMENT AND PERFORMANCE SUMMARY ........................................    2

INVESTMENT AND RISK INFORMATION ...........................................    4

MANAGEMENT OF THE FUND ....................................................    5

   Purchase of Shares .....................................................    6

   Redemption of Shares ...................................................    7

   Exchange of Shares .....................................................    9

   Pricing of Fund Shares .................................................   10

   Dividends and Distributions ............................................   11

   Tax Information ........................................................   11

   Mailings to Shareholders ...............................................   11

FINANCIAL HIGHLIGHTS ......................................................   12

THE
GABELLI
ASSET
FUND

CLASS AAA SHARES

PROSPECTUS
MAY 1, 2005

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                       INVESTMENT AND PERFORMANCE SUMMARY

INVESTMENT OBJECTIVE:

The Gabelli Asset Fund (the "Fund") seeks to provide growth of capital. The Fund's secondary goal is to provide current income.

PRINCIPAL INVESTMENT STRATEGIES:

The Fund will primarily invest in common stocks and preferred stocks and may also invest in securities that may be converted into common stocks. In making stock selections, the Fund strives to earn a 10% real rate of return. The Fund may also invest in foreign securities. The Fund focuses on companies which appear underpriced relative to their private market value ("PMV"). PMV is the value the Fund's investment adviser, Gabelli Funds, LLC (the "Adviser"), believes informed investors would be willing to pay for a company.

PRINCIPAL RISKS:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. Foreign securities are subject to currency, information and political risks. The Fund is subject to the risk that the portfolio securities' PMVs may never be realized by the market, or that the portfolio securities' prices decline. The Fund is also subject to the risk that the portfolio manager's assessment of the values of the securities the Fund holds may be incorrect, which may result in a decline in the value of Fund shares.

WHO MAY WANT TO INVEST:

The Fund's Class AAA Shares offered herein are offered only to investors who acquire them directly through Gabelli & Company, Inc., the Fund's distributor (the "Distributor"), or through a select number of financial intermediaries with whom the Distributor has entered into selling agreements specifically authorizing them to offer Class AAA Shares.

YOU MAY WANT TO INVEST IN THE FUND IF:

     o    you are a long-term investor

     o    you seek growth of capital

     o you believe that the market will favor value over growth stocks over the long term

     o you wish to include a value strategy as a portion of your overall investments

YOU MAY NOT WANT TO INVEST IN THE FUND IF:

     o    you are seeking a high level of current income

     o    you are conservative in your investment approach

     o    you seek stability of principal more than growth of capital

PERFORMANCE:

The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year (since 1995), and by showing how the Fund's average annual returns for one year, five years and ten years and life of the Fund, as applicable, compare with that of a broad-based securities market index. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions.


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2

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                             THE GABELLI ASSET FUND

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

1995             24.9%
1996             13.4%
1997             38.1%
1998             15.9%
1999             28.5%
2000             -2.4%
2001              0.2%
2002            -14.3%
2003             30.6%
2004             16.5%


During the period shown in the bar chart, the highest return for a quarter was 18.2% (quarter ended December 31, 1998) and the lowest return for a quarter was (15.4)% (quarter ended September 30, 2002).

       AVERAGE ANNUAL TOTAL RETURNS                                                               SINCE MARCH 3,
 (FOR THE PERIODS ENDED DECEMBER 31, 2004)     PAST ONE YEAR   PAST FIVE YEARS   PAST TEN YEARS       1986*
--------------------------------------------   -------------   ---------------   --------------   --------------
The Gabelli Asset Fund Class AAA Shares:
   Return Before Taxes .....................        16.50%          4.98%            14.02%           14.41%
   Return After Taxes on Distributions .....        16.04%          3.96%            11.97%           12.58%
   Return After Taxes on Distributions
      and Sale of Fund Shares ..............        13.18%          3.83%            11.07%           11.98%
S&P(R) 500 Composite Stock Price Index** ...        10.87%         (2.30)%           12.07%           11.97%


----------
*    From March 3, 1986, the date that the Fund commenced investment operations.

** The S&P 500 Composite Stock Price Index is a widely recognized, unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distribitions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.


REDEMPTION FEES (for shares held less than 60 days) payable to the Fund ........   2.00%
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets):
Management Fees ................................................................   1.00%
Distribution (Rule 12b-1) Fees(1) ..............................................   0.25%
Other Expenses .................................................................   0.13%
                                                                                   ----
Total Annual Fund Operating Expenses ...........................................   1.38%
                                                                                   ====


----------
(1) Due to the payment of Rule 12b-1 fees, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


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                                                                               3

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EXPENSE EXAMPLE:

This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods, (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                       ------   -------   -------   --------
                        $140      $437      $755     $1,657


                         INVESTMENT AND RISK INFORMATION

The Fund's primary investment objective is to seek growth of capital, and investments will be made based on the Adviser's perception of their potential for capital appreciation. Current income, to the extent it may affect potential growth of capital, is a secondary objective. The investment objective of the Fund may not be changed without shareholder approval.


Under normal market conditions, the Fund invests at least 80% of its assets in stocks that are listed on a recognized securities exchange or similar market, such as the National Market System of NASD, Inc. The portfolio manager will invest in companies that, in the public market, are selling at a significant discount to the portfolio manager's assessment of their PMV. The Adviser considers factors such as price, earnings expectations, earnings and price histories, balance sheet characteristics and perceived management skills. The portfolio manager also considers changes in economic and political outlooks as well as individual corporate developments. The portfolio manager will sell any Fund investments that lose their perceived value relative to other investments in the judgment of the portfolio manager.


The Fund's assets will be invested primarily in a broad range of readily marketable equity securities consisting of common stock, preferred stock and securities that may be converted at a later time into common stock. Many of the common stocks the Fund will buy will not pay dividends; instead, stocks will be bought for the potential that their prices will increase, providing capital appreciation for the Fund. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, the forecasts for the issuer's industry and the value of the issuer's assets. Holders of equity securities only have rights to value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. The Fund may also buy warrants which are rights to purchase securities at a specified time at a specified price.

The Fund may also use the following investment techniques:

     o FOREIGN SECURITIES. The Fund may invest up to 25% of its total assets in securities of non-U.S. issuers.

     o DEFENSIVE INVESTMENTS. When adverse market or economic conditions occur, the Fund may temporarily invest all or a portion of its assets in defensive investments. Such investments include high grade debt securities, obligations of the U.S. Government and its agencies or instrumentalities, or high-quality short-term money market instruments. When following a defensive strategy, the Fund will be less likely to achieve its investment goal of capital growth.

Investing in the Fund involves the following risks:

     o EQUITY RISK. The principal risk of investing in the Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company's particular circumstances.


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4

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     o    FUND AND  MANAGEMENT  RISK.  The Fund  invests  in  stocks  issued  by companies believed by the portfolio manager to be trading at a discount to their PMV (value stocks). The Fund's performance may be poorer than that of funds that invest in other types of securities. If the portfolio manager is incorrect in his assessment of the PMVs of the securities the Fund holds, or no event occurs which surfaces value, then the value of the Fund's shares may decline.

     o FOREIGN SECURITIES RISK. Prices of the Fund's investments in foreign securities may decline because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities are sometimes less liquid than securities of comparably sized U.S. issuers.

PORTFOLIO HOLDINGS. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information.

                             MANAGEMENT OF THE FUND

THE ADVISER. Gabelli Funds, LLC, with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund's investment program under the general supervision of the Fund's Board of Trustees. The Adviser also manages several other open-end and closed-end investment companies in the Gabelli family of funds. The Adviser is a New York limited liability company organized in 1999 as successor to Gabelli Group Capital Partners, Inc. (formerly named Gabelli Funds, Inc.), a New York corporation organized in 1980. The Adviser is a wholly owned subsidiary of Gabelli Asset Management Inc. ("GBL"), a publicly held company listed on the New York Stock Exchange ("NYSE").

As compensation for its services and the related expenses borne by the Adviser for the fiscal year ended December 31, 2004, the Fund paid the Adviser a fee equal to 1.00% of the value of its average daily net assets. A discussion regarding the reasons for the approval of the Fund's management agreement with the Adviser will be available in the Fund's semi-annual report for the period ending June 30, 2005.

THE PORTFOLIO MANAGER. Mr. Mario J. Gabelli, CFA, is primarily responsible for the day-to-day investment management of the Fund. Mr. Gabelli has been Chairman, Chief Executive Officer and Chief Investment Officer of the Adviser and its predecessor since inception, as well as its parent company, GBL. Mr. Gabelli also acts as Chief Executive Officer and Chief Investment Officer of GAMCO Investors, Inc., a wholly owned subsidiary of GBL, and is an officer or director of various other companies affiliated with GBL. The Adviser relies to a considerable extent on the expertise of Mr. Gabelli, who may be difficult to replace in the event of his death, disability or resignation.

The Fund's Statement of Additional Information provides additional information about Mr. Gabelli's compensation, other accounts managed by him and his ownership of securities in the Fund.

RULE 12b-1 PLAN. The Fund has adopted a plan under Rule 12b-1 (the "Plan") which authorizes payments by the Fund on an annual basis of 0.25% of its average daily net assets attributable to Class AAA Shares to finance distribution of its Class AAA Shares or pay shareholder service fees. The Fund may make payments under this Plan for the purpose of financing any activity primarily intended to result in the sale of Class AAA Shares of the Fund or pay shareholder service fees. To the extent any activity is one that the Fund may finance without a distribution plan, the Fund may also make payments to compensate such activity outside of the Plan and not be subject to its limitations. Because payments under the Plan are paid out of Fund assets on an ongoing basis, over time the fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Due to the payment of 12b-1 fees, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


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                                                                               5

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                               PURCHASE OF SHARES

You can purchase the Fund's shares on any day the NYSE is open for trading (a "Business Day"). You may purchase shares directly through your Plan Administrator, the Distributor, directly from the Fund through the Fund's transfer agent or through registered broker-dealers that have entered into appropriate selling agreements with the Distributor.

     o BY MAIL OR IN PERSON. You may open an account by mailing a completed subscription order form with a check or money order payable to "The Gabelli Asset Fund" to:

          BY MAIL                 BY PERSONAL DELIVERY
          -------                 --------------------
          THE GABELLI FUNDS       THE GABELLI FUNDS
          P.O. BOX 8308           C/O BFDS
          BOSTON, MA 02266-8308   66 BROOKS DRIVE
                                  BRAINTREE, MA 02184

You can obtain a subscription order form by calling 800-GABELLI (800-422-3554). Checks made payable to a third party and endorsed by the depositor are not acceptable. For additional investments, send a check to the above address with a note stating your exact name and account number, the name of the Fund and class of shares you wish to purchase.

     o BY BANK WIRE. To open an account using the bank wire transfer system, first telephone the Fund at 800-GABELLI (800-422-3554) to obtain a new account number. Then instruct a Federal Reserve System member bank to wire funds to:

                       STATE STREET BANK AND TRUST COMPANY
                       ABA #011-0000-28 REF DDA #99046187
                           RE: THE GABELLI ASSET FUND
                               ACCOUNT #__________
                         ACCOUNT OF [REGISTERED OWNERS]
                      225 FRANKLIN STREET, BOSTON, MA 02110

          If you are making an initial purchase, you should also complete and mail a subscription order form to the address shown under "By Mail." Note that banks may charge fees for wiring funds, although the Fund's Transfer Agent, State Street Bank and Trust Company ("State Street") will not charge you for receiving wire transfers.

SHARE PRICE. The Fund sells its Class AAA Shares at the net asset value next determined after the Fund receives your completed subscription order form but does not issue the shares to you until it receives full payment. See "Pricing of Fund Shares" for a description of the calculation of net asset value.

MINIMUM INVESTMENTS. Your minimum initial investment must be at least $1,000. See "Retirement Plans/Education Savings Plans" and "Automatic Investment Plan" regarding minimum investment amounts applicable to such plans. There is no minimum subsequent investment requirement. Broker-dealers may have different minimum investment requirements.

RETIREMENT PLANS/EDUCATION SAVINGS PLANS. The Fund makes available IRA, "Roth" IRA and "Coverdell" Education Savings Plans for investment in Fund shares. Applications may be obtained from the Distributor by calling 800-GABELLI (800-422-3554). Self-employed investors may purchase shares of the Fund through tax-deductible contributions to existing retirement plans for self-employed persons, known as "Keogh" or "H.R.-10" plans. The Fund does not currently act as a sponsor to such plans. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans." The minimum initial investment may vary dependant upon the criteria established by your plan sponsor or broker-dealer. There is no minimum subsequent investment requirement for retirement plans.


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6

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AUTOMATIC INVESTMENT PLAN. The Fund offers an automatic monthly investment plan.
There is no initial minimum investment for accounts establishing an automatic investment plan. Call the Distributor at 800-GABELLI (800-422-3554) for more details about the plan.

TELEPHONE OR INTERNET INVESTMENT PLAN. You may purchase additional shares of the Fund by telephone and/or over the Internet if your bank is a member of the Automated Clearing House ("ACH") system. You must have a completed, approved Investment Plan application on file with the Fund's transfer agent. There is a minimum of $100 for each telephone or Internet investment. To initiate an ACH purchase, please call 800-GABELLI (800-422-3554) or 800-872-5365 or visit our website at www.gabelli.com.

GENERAL. State Street will not issue share certificates unless you request them. The Fund reserves the right to (i) reject any purchase order if, in the opinion of the Fund's management, it is in the Fund's best interest to do so, (ii) suspend the offering of shares for any period of time and (iii) waive the Fund's minimum purchase requirements.

CUSTOMER IDENTIFICATION PROGRAM. Federal law requires the Corporation, on behalf of the Fund, to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information, for each investor who opens or reopens an account with the Fund. Applications without the required information may be rejected or placed on hold until the Fund verifies the account holder's identity.


THIRD PARTY ARRANGEMENTS. The Adviser and its affiliates utilize a portion of their assets, including 12b-1 fees, to pay all or a portion of the charges of various programs that make shares of the Fund available to their customers. Subject to tax limitations and approval by the Board of Trustees, the Fund pays a portion of these charges, out of assets other than 12b-1 payments, representing savings of expenses the Fund would otherwise incur in maintaining shareholder accounts for those who invest in the Fund through these programs.


The Distributor or an affiliate may, from time to time, at its expense out of its own financial resources (a source of which may be payment under the Fund's distribution plans), make cash payments to some but not all brokers, dealers or financial intermediaries for shareholder sevices as an incentive to sell shares of the Fund and/or to promote retention of their customers' assets in the Fund. These payments, sometimes referred to as "revenue sharing", do not change the price paid by investors to purchase the Fund's shares or the amount the Fund receive as proceeds from such sales. Revenue sharing payments may be made to brokers, dealers and other financial intermediaries that provide services to the Fund or to shareholders in the Fund, including (without limitation) shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the broker, dealer or other financial intermediary. Revenue sharing payments may also be made to brokers, dealers and other financial intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs, or as an expense reimbursement in cases where the broker, dealer or other financial intermediary provides shareholder services to Fund shareholders. Revenue sharing payments may be structured: (i) as a percentage of net sales; (ii) as a percentage of net assets; and/or (iii) as a fixed dollar-amount.


The Distributor or the applicable affiliate negotiates the level of payments described above to any particular broker dealer or intermediary with each firm. Currently, such payments range from .10% to .40% per year of the average daily net assets of the applicable Fund attributable to the particular firm depending on the nature and level of services and other factors.


                              REDEMPTION OF SHARES

You can redeem shares of the Fund on any Business Day. The Fund may temporarily stop redeeming its shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its shares or accurately determine the value of its assets, or if the Securities and Exchange Commission orders the Fund to suspend redemptions.


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                                                                               7

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The Fund redeems its shares based on the net asset value next  determined  after the Fund receives your redemption request. See "Pricing of Fund Shares" for a description of the calculation of net asset value.

The Fund is intended for long-term investors and not for those who wish to trade frequently in Fund shares. The Fund believes that excessive short-term trading of Fund shares, such as by traders seeking short-term profits from market momentum, time zone arbitrage and other timing strategies, creates risks for the Fund and its long-term shareholders, including interference with efficient portfolio management, increased administrative and brokerage costs and potential dilution in the value of shares.


In order to discourage frequent short-term trading in Fund shares, the Fund has adopted policies and procedures which impose a 2.00% redemption fee (short-term trading fee) on shares that are redeemed or exchanged within 60 days after the date of purchase. This fee is calculated based on the shares' aggregate net asset value on the date of redemption and deducted from the redemption proceeds. The redemption fee is not a sales charge; it is retained by the Fund and does not benefit the Fund's Adviser or any other third party. For purposes of computing the redemption fee, shares will be redeemed in reverse order of purchase (the latest shares acquired will be treated as being redeemed first). Redemptions to which the fee applies include redemption of shares resulting from an exchange made pursuant to the Fund's exchange privilege. The redemption fee also will not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption is initiated by the Fund, (iii) shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, and (iv) shares were purchased through certain qualifed and non-qualified retirement plans if recordkeepers for retirement plan participants cannot implement fees because of systems limitations, and provided that such recordkeepers provide verification to that effect. Such recordkeepers may be permitted to delay, temporarily, the implementation of redemption fees. To do so, all such recordkeepers must apply for an extension and are expected to implement the redemption fees by June 30, 2005. These programs include programs utilizing omnibus accounts. The Fund seeks to apply these policies uniformly.

The Fund continues to reserve all rights, including the right to refuse any purchase request (including requests to purchase by exchange) from any person or group who, in the Fund's view, is likely to engage in excessive trading or if such purchase is not in the best interest of the Fund and to limit, delay or impose other conditions on exchanges or purchases. The Fund has adopted a policy of seeking to minimize short-term trading in its shares and monitors purchase and redemption activities to assist in minimizing short term trading.


You may redeem shares through the Distributor or directly from the Fund through the Fund's transfer agent.

     o    BY LETTER.  You may mail a letter requesting  redemption of shares to:
          THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state the name of the Fund and the share class, the dollar amount or number of shares you are redeeming and your account number. You must sign the letter in exactly the same way the account is registered. If there is more than one owner of shares, all must sign. A signature guarantee is required for each signature on your redemption letter. You can obtain a signature guarantee from financial institutions such as commercial banks, brokers, dealers and savings associations. A notary public cannot provide a signature guarantee.

     o BY TELEPHONE OR THE INTERNET. Unless you have requested that telephone or Internet redemptions from your account not be permitted, you may redeem your shares in an account directly registered with State Street by calling either 800-GABELLI (800-422-3554) or 800-872-5365
          (617-328-5000 from outside the United States) or visiting our website at www.gabelli.com. IRA holders should consult a tax adviser concerning tax rules applicable to IRAs. If State Street acts on telephone or Internet instructions after following reasonable procedures to protect against unauthorized transactions, neither State Street nor the Fund will be responsible for any losses due to unauthorized telephone or Internet transactions and instead you would be responsible. You may request that proceeds from telephone or Internet redemptions be mailed to you by check (if your address has not changed in the prior 30 days), forwarded to you by bank wire or invested in


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8

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          another mutual fund advised by the Adviser (see "Exchange of Shares").
          Among the procedures that State Street may use are passwords or verification of personal information. The Fund may impose limitations from time to time on telephone or Internet redemptions.

     1. TELEPHONE OR INTERNET REDEMPTION BY CHECK. The Fund will make checks payable to the name in which the account is registered and normally will mail the check to the address of record within seven days.

     2. TELEPHONE OR INTERNET REDEMPTION BY BANK WIRE. The Fund accepts telephone or Internet requests for wire redemption in amounts of at least $1,000. The Fund will send a wire to either a bank designated on your subscription order form or on a subsequent letter with a guaranteed signature. The proceeds are normally wired on the next Business Day.

AUTOMATIC CASH WITHDRAWAL PLAN. You may automatically redeem shares on a monthly, quarterly or annual basis if you have at least $10,000 in your account and if your account is directly registered with State Street. Call 800-GABELLI (800-422-3554) for more information about this plan.

INVOLUNTARY REDEMPTION. The Fund may redeem all shares in your account (other than an IRA) if its value falls below $1,000 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing if the Fund initiates such action and allowed 30 days to increase the value of your account to at least $1,000.

REDEMPTION PROCEEDS. A redemption request received by the Fund will be effected at the net asset value next determined after the Fund receives the request. If you request redemption proceeds by check, the Fund will normally mail the check to you within seven days after receipt of your redemption request. If you purchased your Fund shares by check or through the Automatic Investment Plan, you may not receive proceeds from your redemption until the check clears, which may take up to as many as 15 days following purchase. While the Fund will delay the processing of the payment until the check clears, your shares will be valued at the next determined net asset value after receipt of your redemption request.

The Fund may pay your redemption proceeds wholly or partially in portfolio securities. Payments would be made in portfolio securities only in the rare instance that the Fund's Board of Trustees believes that it would be in the Fund's best interest not to pay redemption proceeds in cash.

                               EXCHANGE OF SHARES

You can exchange shares of the Fund you hold for shares of the same class of certain other funds managed by the Adviser or its affiliates based on their relative net asset values. To obtain a list of the funds whose shares you may acquire through an exchange call 800-GABELLI (800-422-3554). You may also exchange your shares for shares of a money market fund managed by the Adviser or its affiliates. The Fund or any of the other funds may impose limitations on, or terminate, the exchange privilege with respect to such Fund or any investor at any time.

In effecting an exchange:

          o you must meet the minimum investment requirements for the fund whose shares you purchase through exchange;

          o if you are exchanging to a fund with a higher sales charge, you must pay the difference at the time of exchange;

          o if you are exchanging from a fund with a redemption fee applicable to the redemption involved in your exchange, you must pay the redemption fee at the time of exchange;

          o    you may realize a taxable gain or loss;

          o you should read the prospectus of the fund whose shares you are purchasing through exchange. Call 800-GABELLI (800-422-3554), or visit our website at www.gabelli.com, to obtain the prospectus.


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                                                                               9

--------------------------------------------------------------------------------

          o you should be aware that brokers may charge a fee for handling an exchange for you.

You may exchange shares through the Distributor, directly through the Fund's transfer agent or through a registered broker-dealer.

     o EXCHANGE BY TELEPHONE. You may give exchange instructions by telephone by calling 800-GABELLI (800-422-3554). You may not exchange shares by telephone if you hold share certificates.

     o EXCHANGE BY MAIL. You may send a written request for exchanges to: THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state your name, your account number, the dollar amount or number of shares you wish to exchange, the name and class of the fund whose shares you wish to exchange, and the name of the fund whose shares you wish to acquire.

     o EXCHANGE THROUGH THE INTERNET. You may also give exchange instructions via the Internet at www.gabelli.com. You may not exchange shares through the Internet if you hold share certificates. The Fund may impose limitations from time to time on Internet exchanges.

The Fund may modify or terminate the exchange privilege at any time. You will be given notice 60 days prior to any material change in the exchange privilege.

Your broker may charge you a processing fee for assisting you in purchasing or redeeming shares of the Fund. This charge is set by your broker and does not benefit the Fund or the Adviser in any way. It is in addition to the sales charges and other costs described in this Prospectus and must be disclosed to you by your broker.

                             PRICING OF FUND SHARES

The net asset value per share of the Fund's Class AAA Shares is calculated on each Business Day. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.

The net asset value per share of the Fund's Class AAA Shares is determined as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern time. Net asset value per share is computed by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) attributable to the Class AAA Shares by the total number of its Class AAA Shares outstanding at the time the determination is made. The price of Fund shares for the purpose of purchase and redemption orders will be based upon the calculation of net asset value per share next made as of a time after the time as of which the purchase or redemption order is received in proper form.

Portfolio securities for which market quotations are readily available are valued at their current market value. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to policies and procedures approved by the Fund's Board of Trustees. Debt securities that are not credit impaired with remaining maturities of 60 days or less are generally valued at their amortized cost. Pursuant to the Fund's pricing procedures, securities for which market quotations are not readily available, and therefore are subject to being fair valued, may include securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is cur rently priced by the Fund). Market prices are also deemed not to be readily available in circumstances when an event has occurred after the close of the principal foreign market on which a security trades but before the time for determination of the Fund's net asset value that has affected, or is likely to affect more than minimally the net asset value per share of the Fund. Currently, the Fund fair values secu-


--------------------------------------------------------------------------------
10

--------------------------------------------------------------------------------

rities traded primarily on markets that close prior to the time as of which the Fund's net asset value is calculated whenever the Fund concludes that occurrences after such closing times may have more than a minimal effect on the value of its portfolio.


When a market price is not readily available, a portfolio security is valued at its fair value, as determined in good faith under procedures established by the Board of Trustees. In determining fair value, the Fund's pricing procedures establish a process and methodology to be employed in attempting to ascertain, in good faith, fair value. Fair value is defined as the amount for which assets could be sold in an orderly disposition over a reasonable period of time, taking into account the nature of the asset. Fair value pricing, however, involves judgments that are inherently subjective and inexact, since fair valuation procedures are used only when it is not possible to be sure what value should be attributed to a particular asset or when an event will affect the market price of an asset and to what extent. As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for an asset will be materially different from the value that actually could be realized upon the sale of that asset. The Board of Trustees will review the Adviser's fair value determinations periodically. The value of the Fund's portfolio assets may change on days the Fund is closed and on which you are not able to purchase or sell your shares.


                           DIVIDENDS AND DISTRIBUTIONS

The Fund intends to pay dividends and capital gain distributions, if any, on an annual basis. You may have dividends or capital gain distributions that are declared by the Fund automatically reinvested at net asset value in additional shares of the Fund. You will make an election to receive dividends and distributions in cash or Fund shares at the time you purchase your shares. You may change this election by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. There are no sales or other charges in connection with the reinvestment of dividends and capital gain distributions. Shares purchased through dividend reinvestment will receive a price based on the net asset value per share on the reinvestment date, which is typically the date dividends are paid to shareholders. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains or other income.

                                 TAX INFORMATION

The Fund expects that distributions will consist primarily of investment company taxable income and net capital gains. Dividends out of investment company taxable income and distributions of net short-term capital gains (I.E., gains from assets held by the Fund for one year or less) are taxable to you as ordinary income except that qualifying dividends are eligible for a reduced rate. Distributions of net long-term capital gains are taxable to you at long-term capital gain rates. The Fund's distributions, whether you receive them in cash or reinvest them in additional shares of the Fund, generally will be subject to federal, state or local taxes. A redemption of Fund shares or an exchange of the Fund's shares for shares of another fund will be treated for tax purposes as a sale of the Fund's shares, and any gain you realize on such a transaction generally will be taxable. Foreign shareholders may be subject to a federal withholding tax. This summary of tax consequences is intended for general information only and is subject to change by legislative or administrative action, and any such change may be retroactive. A more complete discussion of the tax rules applicable to you can be found in the Statement of Additional Information that is incorporated by reference into this prospectus. You should consult a tax adviser concerning the tax consequences of your investment in the Fund.

                            MAILINGS TO SHAREHOLDERS

In our continuing efforts to reduce duplicative mail and Fund expenses, we currently send a single copy of prospectuses and shareholder reports to your household even if more than one family member in your household owns the same fund or funds described in the prospectus or report. Additional copies of our prospectuses and reports may be obtained by calling 800-GABELLI (800-422-3554). If you do not want


--------------------------------------------------------------------------------
                                                                              11

--------------------------------------------------------------------------------

us to continue to consolidate your fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will resume separate mailings, in accordance with your instructions, within 30 days of your request.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance for the past five fiscal years of the Fund. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund's Class AAA Shares (assuming reinvestment of all dividends and distributions). Certain information reflects financial results for a single AAA share. This information has been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accountants, whose report along with the Fund's financial statements and related notes are included in the Fund's annual report, which is available upon request.


--------------------------------------------------------------------------------
12

--------------------------------------------------------------------------------

                             THE GABELLI ASSET FUND

Per share amounts for the Fund's Class AAA Shares outstanding throughout each fiscal year ended December 31,


                                                2004          2003         2002           2001           2000
                                             ----------    ----------   ----------     ----------     ----------
OPERATING PERFORMANCE:
   Net asset value, beginning of period      $    36.26    $    28.25   $    32.97     $    33.90     $    40.84
                                             ----------    ----------   ----------     ----------     ----------
   Net investment income (loss) (b)                0.02          0.04         0.02          (0.00)(a)       0.31
   Net realized and unrealized gain (loss)
      on investments                               5.96          8.60        (4.72)          0.05          (1.37)
                                             ----------    ----------   ----------     ----------     ----------
   TOTAL FROM INVESTMENT OPERATIONS                5.98          8.64        (4.70)          0.05          (1.06)
                                             ----------    ----------   ----------     ----------     ----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                          (0.03)        (0.03)       (0.02)         --             (0.31)
   Net realized gain on investments               (0.76)        (0.60)       (0.00)(a)      (0.98)         (5.57)
                                             ----------    ----------   ----------     ----------     ----------
   TOTAL DISTRIBUTIONS                            (0.79)        (0.63)       (0.02)         (0.98)         (5.88)
                                             ----------    ----------   ----------     ----------     ----------
   REDEMPTION FEES(B)                              0.00(a)      --            --             --           --
                                             ----------    ----------   ----------     ----------     ----------
   NET ASSET VALUE, END OF PERIOD            $    41.45    $    36.26   $    28.25     $    32.97     $    33.90
                                             ==========    ==========   ==========     ==========     ==========
   TOTAL RETURN+                                  16.5%         30.6%        (14.3)%          0.2%          (2.4)%
                                             ==========    ==========   ==========     ==========     ==========
RATIOS TO AVERAGE NET ASSETS AND
   SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's)      $2,216,050    $1,958,431   $1,501,420     $1,911,007     $1,906,095
   Ratio of net investment income (loss)
       to average net assets                       0.06%         0.11%        0.04%         (0.00)%         0.77%
   Ratio of operating expenses
      to average net assets                        1.38%         1.38%        1.38%          1.36%          1.36%
   Portfolio turnover rate                            7%            7%           8%            15%            48%

----------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.

(a)  Amount represents less than $0.005 per share.

(b) Per share amounts have been calculated using the average shares outstanding method.



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                                                                              13

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--------------------------------------------------------------------------------

                     GABELLI FUNDS AND YOUR PERSONAL PRIVACY

WHO ARE WE?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services -- like a transfer agent -- we will also have information about the transactions you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, WWW.SEC.GOV.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to shareholders of the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safe-guards to keep your personal information confidential.
--------------------------------------------------------------------------------

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14

                       This Page Left Blank Intentionally.

--------------------------------------------------------------------------------

                             THE GABELLI ASSET FUND

                                CLASS AAA SHARES

--------------------------------------------------------------------------------

FOR MORE INFORMATION:

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

The Fund's semi-annual and audited annual reports to shareholders contain additional information on the Fund's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference, and is legally considered a part of this Prospectus.

--------------------------------------------------------------------------------
  You can get free copies of these documents and prospectuses of other funds in the Gabelli family, or request other information and discuss your questions about the Fund by contacting:

                             The Gabelli Asset Fund

                              One Corporate Center

                               Rye, NY 10580-1422

                      Telephone: 800-GABELLI (800-422-3554)

                                 www.gabelli.com
--------------------------------------------------------------------------------

You can review and/or copy the Fund's prospectuses, reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

     o    Free from the Fund's website at www.gabelli.com.

     o    For a fee, by electronic request at publicinfo@sec.gov, by writing the
          Public  Reference   Section  of  the  Commission,   Washington,   D.C.
          20549-0102, or by calling 202-942-8090.

     o    Free  from  the  EDGAR  Database  on  the   Commission's   website  at
          www.sec.gov.

(Investment Company Act File No. 811-4494)

--------------------------------------------------------------------------------

                             THE GABELLI ASSET FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                 (800-422-3554)
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                             EMAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 p.m.

                ------------------------------------------------
                                   QUESTIONS?
                                Call 800-GABELLI
                       or your investment representative.
                ------------------------------------------------

                                TABLE OF CONTENTS

INVESTMENT AND PERFORMANCE SUMMARY ........................................    2

INVESTMENT AND RISK INFORMATION ...........................................    5

MANAGEMENT OF THE FUND ....................................................    6

   Classes of Shares ......................................................    6

   Purchase of Shares .....................................................   11

   Redemption of Shares ...................................................   13

   Exchange of Shares .....................................................   14

   Pricing of Fund Shares .................................................   15

   Dividends and Distributions ............................................   16

   Tax Information ........................................................   17

   Mailings to Shareholders ...............................................   17

FINANCIAL HIGHLIGHTS ......................................................   17

THE
GABELLI
ASSET
FUND

CLASS A, B, C AND I SHARES

PROSPECTUS
MAY 1, 2005

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                       INVESTMENT AND PERFORMANCE SUMMARY

INVESTMENT OBJECTIVE:

The Gabelli Asset Fund (the "Fund") seeks to provide growth of capital. The Fund's secondary goal is to provide current income.

PRINCIPAL INVESTMENT STRATEGIES:

The Fund will primarily invest in common stocks and preferred stocks and may also invest in securities that may be converted into common stocks. In making stock selections, the Fund strives to earn a 10% real rate of return. The Fund may also invest in foreign securities. The Fund focuses on companies which appear underpriced relative to their private market value ("PMV"). PMV is the value the Fund's investment adviser, Gabelli Funds, LLC (the "Adviser"), believes informed investors would be willing to pay for a company.

PRINCIPAL RISKS:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. Foreign securities are subject to currency, information and political risks. The Fund is subject to the risk that the portfolio securities' PMVs may never be realized by the market, or that the portfolio securities' prices decline. The Fund is also subject to the risk that the Adviser may be incorrect in its assessment of the value of the securities it holds, which may result in a decline in the value of Fund shares.

YOU MAY WANT TO INVEST IN THE FUND IF:

     o    you are a long-term investor

     o    you seek growth of capital

     o you believe that the market will favor value over growth stocks over the long term

     o you wish to include a value strategy as a portion of your overall investments

YOU MAY NOT WANT TO INVEST IN THE FUND IF:

     o    you are seeking a high level of current income

     o    you are conservative in your investment approach

     o    you seek stability of principal more than growth of capital

PERFORMANCE:


The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual returns for one year, five years and ten years and the life of the Fund compare to that of a broad-based securities market index. The historical performance of Class AAA Shares, which are not offered in this prospectus, is used to calculate performance for Class A, Class B and Class C Shares prior to their issuance on December 31, 2003. Class I Shares have not yet been offered to the public. All the classes of the Fund's shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. Average annual total returns for one year, five years, ten years and the life of the Fund have been adjusted to reflect actual sales loads, but have not been adjusted to reflect differences in service and distribution fees. The performance for the Class B and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions.



--------------------------------------------------------------------------------
2

--------------------------------------------------------------------------------

                             THE GABELLI ASSET FUND*

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

1995                   24.9%
1996                   13.4%
1997                   38.1%
1998                   15.9%
1999                   28.5%
2000                   -2.4%
2001                    0.2%
2002                  -14.3%
2003                   30.6%
2004                   16.5%

----------
* The bar chart above shows the total returns for Class AAA Shares for the periods ended 1995 through 2003 and Class A Shares for the period ended 2004.


Sales loads are not reflected in the above chart. If sales loads were reflected, the Fund's returns would be less than those shown. During the period shown in the bar chart, the highest return for a quarter was 18.2% (quarter ended December 31, 1998) and the lowest return for a quarter was (15.4)% (quarter ended September 30, 2002).

        AVERAGE ANNUAL TOTAL RETURNS                                                                   SINCE
  (FOR THE PERIODS ENDED DECEMBER 31, 2004)    PAST ONE YEAR   PAST FIVE YEARS   PAST TEN YEARS   MARCH 3, 1986*
--------------------------------------------   -------------   ---------------   --------------   --------------
The Gabelli Asset Fund Class A Shares**:
   Return Before Taxes .....................        9.80%           3.75%            13.35%           14.04%
   Return After Taxes on Distributions .....        9.34%           2.73%            11.30%           12.23%
   Return After Taxes on Distributions
   and Sale of Fund Shares .................        7.83%           2.81%            10.46%           11.64%
Class B Shares**:
   Return Before Taxes .....................       10.63%           4.49%            13.94%           14.37%
Class C Shares**:
   Return Before Taxes .....................       14.62%           4.82%            13.94%           14.36%
S&P(R)500 Composite Stock Price Index*** ...       10.87%          (2.30)%           12.07%           11.97%


----------
*    From March 3, 1986, the date the Fund commenced investment operations.

** Class A Shares include the effect of the initial sales charge and Class B and Class C Shares include the effect of the contingent deferred sales charge.

*** The S&P 500 Composite Stock Price Index is a widely recognized, unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distribitions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A Shares and after-tax returns for other Classes will vary due to the difference in expenses.


--------------------------------------------------------------------------------
                                                                               3

--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


                                                         CLASS A     CLASS B     CLASS C     CLASS I
                                                          SHARES      SHARES      SHARES      SHARES
                                                         -------     -------     -------     -------
SHAREHOLDER FEES
   (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases
   (as a percentage of offering price) ...............     5.75%(1)    None        None        None
Maximum Deferred Sales Charge (Load)
   (as a percentage of redemption price(4)) ..........     1.00%(2)    5.00%(3)    1.00%(3)    None
REDEMPTION FEES (for shares held less than 60 days)
   payable to the Fund: ..............................     2.00%       2.00%       2.00%       2.00%
ANNUAL FUND OPERATING EXPENSES
   (expenses that are deducted from Fund assets):
Management Fees ......................................     1.00%       1.00%       1.00%       1.00%
Distribution and Service (Rule 12b-1) Fees(5) ........     0.25%       1.00%       1.00%       None
Other Expenses .......................................     0.15%       0.07%       0.15%       0.13%(6)
                                                           ----        ----        ----        ----
Total Annual Fund Operating Expenses .................     1.40%       2.07%       2.15%       1.13%(7)
                                                           ====        ====        ====        ====


----------
(1)  The sales charge declines as the amount invested increases.

(2)  If no  sales  charge  was  paid  at the  time  of  purchase  as  part of an investment that is greater than $2,000,000, shares redeemed within twenty-four months of such purchase may be subject to a deferred sales charge of 1.00%.

(3) The Fund imposes a sales charge upon redemption of Class B Shares if you sell your shares within seventy-two months after purchase. The sales charge declines the longer the investment remains in the Fund. A maximum sales charge of 1.00% applies to redemptions of Class C Shares within twelve months after purchase.

(4) "Redemption price" equals the net asset value at the time of investment or redemption, whichever is lower for Class A, Class B and Class C Shares.

(5) Due to the payment of Rule 12b-1 fees, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charges.


(6)  Other expenses are based on estimated amounts for the current fiscal year.

(7) Class I Shares have not yet been offered to the public and therefore Total Annual Operating Expenses for Class I Shares are based on estimated amounts.


EXPENSE EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods, except as noted, (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           ------   -------   -------   --------
Class A Shares
   - assuming redemption ...............    $709      $993     $1,297    $2,158
   - assuming no redemption ............    $709      $993     $1,297    $2,158
Class B Shares
   - assuming redemption ...............    $710      $949     $1,314    $2,229
   - assuming no redemption ............    $210      $649     $1,114    $2,229
Class C Shares
   - assuming redemption ...............    $318      $673     $1,154    $2,483
   - assuming no redemption ............    $218      $673     $1,154    $2,483
Class I Shares
   - assuming redemption ...............    $115      $359     $  622    $1,375
   - assuming no redemption ............    $115      $359     $  622    $1,375



--------------------------------------------------------------------------------
4

--------------------------------------------------------------------------------

                         INVESTMENT AND RISK INFORMATION

The Fund's primary investment objective is to seek growth of capital, and investments will be made based on the Adviser's perception of their potential for capital appreciation. Current income, to the extent it may affect potential growth of capital, is a secondary objective. The investment objective of the Fund may not be changed without shareholder approval.


Under normal market conditions, the Fund invests at least 80% of its assets in stocks that are listed on a recognized securities exchange or similar market, such as the National Market System of NASD, Inc. The portfolio adviser will invest in companies that, in the public market, are selling at a significant discount to the portfolio manager's assessment of their PMV. The Adviser considers factors such as price, earnings expectations, earnings and price histories, balance sheet characteristics and perceived management skills. The portfolio adviser also considers changes in economic and political outlooks as well as individual corporate developments. The portfolio adviser will sell any Fund investments that lose their perceived value relative to other investments in the judgment of the portfolio manager.


The Fund's assets will be invested primarily in a broad range of readily marketable equity securities consisting of: common stock, preferred stock and securities that may be converted at a later time into common stock. Many of the common stocks the Fund will buy will not pay dividends; instead, stocks will be bought for the potential that their prices will increase, providing capital appreciation for the Fund. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, the forecasts for the issuer's industry and the value of the issuer's assets. Holders of equity securities only have rights to value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. The Fund may also buy warrants which are rights to purchase securities at a specified time at a specified price.

The Fund may also use the following investment techniques:

     o FOREIGN SECURITIES. The Fund may invest up to 25% of its total assets in securities of non-U.S. issuers.

     o DEFENSIVE INVESTMENTS. When adverse market or economic conditions occur, the Fund may temporarily invest all or a portion of its assets in defensive investments. Such investments include high grade debt securities, obligations of the U.S. Government and its agencies or instrumentalities, or high-quality short-term money market instruments. When following a defensive strategy, the Fund will be less likely to achieve its investment goal of capital growth.

Investing in the Fund involves the following risks:

     o EQUITY RISK. The principal risk of investing in the Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company's particular circumstances.

     o FUND AND MANAGEMENT RISK. The Fund invests in stocks issued by companies believed by the portfolio manager to be trading at a discount to their PMV (value stocks). The Fund's performance may be poorer than that of funds that invest in other types of securities. If the portfolio manager is incorrect in his assessment of the PMVs of the securities the Fund holds or no event occurs which surfaces value, then the value of the Fund's shares may decline.

     o FOREIGN SECURITIES RISK. Prices of the Fund's investments in foreign securities may decline because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities are sometimes less liquid than securities of comparably sized U.S. issuers.


--------------------------------------------------------------------------------
                                                                               5

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information.

                             MANAGEMENT OF THE FUND

THE ADVISER. Gabelli Funds, LLC, with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund's investment program under the supervision of the Fund's Board of Trustees. The Adviser also manages several other open-end and closed-end investment companies in the Gabelli family of funds. The Adviser is a New York limited liability company organized in 1999 as successor to Gabelli Group Capital Partners, Inc. (formerly named Gabelli Funds, Inc.), a New York corporation organized in 1980. The Adviser is a wholly owned subsidiary of Gabelli Asset Management Inc. ("GBL"), a publicly held company listed on the New York Stock Exchange ("NYSE").

As compensation for its services and the related expenses borne by the Adviser, for the fiscal year ended December 31, 2004, the Fund paid the Adviser a fee equal to 1.00% of the value of its average daily net assets.

THE PORTFOLIO MANAGER. Mr. Mario J. Gabelli, CFA, is primarily responsible for the day-to-day investment management of the Fund. Mr. Gabelli has been Chairman, Chief Executive Officer and Chief Investment Officer of the Adviser and its predecessor since its inception, as well as its parent company, GBL. Mr. Gabelli also acts as Chief Executive Officer and Chief Investment Officer of GAMCO Investors, Inc., a wholly owned subsidiary of GBL, and is an officer or director of various other companies affiliated with GBL. The Adviser relies to a considerable extent on the expertise of Mr. Gabelli, who may be difficult to replace in the event of his death, disability or resignation.

The Fund's Statement of Additional Information provides additional information about Mr. Gabelli's compensation, other accounts managed by him and his ownership of securities in the Fund.

                                CLASSES OF SHARES

Four classes of the Fund's shares are offered in this Prospectus - Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAAShares of the Fund are described in a separate prospectus. Class I Shares may be purchased only by institutions that make an initial investment of at least $500,000 if the investor purchases the shares directly through Gabelli & Company, Inc., the Fund's distributor ("the Distributor") or brokers that have entered into selling agreements with the Distributor specifically with respect to Class I shares. Class B Shares are not currently available other than exchanges from Class B shares of other Gabelli funds. The table on the next page summarizes the differences among the classes of shares.

     o A "front-end sales load" or sales charge is a one-time fee charged at the time of purchase of shares.

     o A "contingent deferred sales charge" ("CDSC") is a one-time fee charged at the time of redemption.

     o A "Rule 12b-1 fee" is a recurring annual fee for distributing shares and servicing shareholder accounts based on the Fund's average daily net assets attributable to the particular class of shares.


--------------------------------------------------------------------------------
6

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                               CLASS A SHARES              CLASS B SHARES              CLASS C SHARES             CLASS I SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Front End Sales Load?    Yes. The percentage         No.                         No.                         No.
                         declines as the amount
                         invested increases.
-----------------------------------------------------------------------------------------------------------------------------------
Contingent Deferred      No, except for shares       Yes, for shares redeemed    Yes, for shares redeemed    No.
Sales Charge?            redeemed within             within seventy-two months   within twelve months
                         twenty-four months after    after purchase. Declines    after purchase.
                         purchase as part of an      over time.
                         investment greater than
                         $2 million if no
                         front-end sales charge
                         was paid at the time of
                         purchase.
-----------------------------------------------------------------------------------------------------------------------------------
Rule 12b-1 Fee           0.25%                       1.00%                       1.00%                       None.
-----------------------------------------------------------------------------------------------------------------------------------
Convertible to Another   No.                         Yes. Automatically          No.                         No.
Class?                                               converts to Class A
                                                     Shares approximately
                                                     ninety-six months after
                                                     purchase.
-----------------------------------------------------------------------------------------------------------------------------------
Fund Expense Levels      Lower annual expenses       Higher annual expenses      Higher annual expenses      Lower annual expenses
                         than Class B or Class C     than Class A Shares and     than Class A Shares and     than Class A, Class B
                         Shares. Higher annual       Class I Shares.             Class I Shares.             or Class C Shares.
                         expenses than Class I
                         Shares.
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
IF YOU...                                                         THEN YOU SHOULD CONSIDER...
-----------------------------------------------------------------------------------------------------------------------------------
o qualify for a reduced or waived front end sales load            purchasing Class A Shares instead of Class B Shares or Class C
                                                                  Shares
-----------------------------------------------------------------------------------------------------------------------------------
o do not qualify for a reduced or waived front end sales load     purchasing Class C Shares instead of either Class A Shares or
  and intend to hold your shares for only a few years             Class B Shares
-----------------------------------------------------------------------------------------------------------------------------------
o do not qualify for a reduced or waived front end sales load     purchasing Class B Shares instead of either Class A Shares or
  and intend to hold your shares for several years                Class C Shares
-----------------------------------------------------------------------------------------------------------------------------------
o do not qualify for a reduced or waived front end sales load     purchasing Class A Shares
  and intend to hold your shares indefinitely
-----------------------------------------------------------------------------------------------------------------------------------
o are an institution and wish to purchase at least $500,000       purchasing Class I Shares
  worth of shares
-----------------------------------------------------------------------------------------------------------------------------------

REDEMPTION FEES

If you sell or exchange your shares within 60 days after the purchase date, you will be charged a redemption fee of 2.00% of the total redemption amount which is payable to the Fund.

In selecting a class of shares in which to invest, you should consider

     o    the length of time you plan to hold the shares.

     o the amount of sales charge and Rule 12b-1 fees, recognizing that your share of 12b-1 fees as a percentage of your investment increases if the Fund's assets increase in value and decreases if the Fund's assets decrease in value.

     o whether you qualify for a reduction or waiver of the Class A sales charge.

     o that Class B Shares convert to Class A Shares approximately ninety-six months after purchase.

     o whether you qualify to purchase Class I Shares (direct institutional purchases of $500,000 or more)


--------------------------------------------------------------------------------
                                                                               7

--------------------------------------------------------------------------------


The following sections include important information about sales charges and sales charge reductions and waivers available to investors in Class A shares and describes information or records you may need to provide to the Fund or your broker in order to be eligible for sales charge reductions and waivers. Information about sales charges and reductions and waivers the various classes of the Fund's shares is also available free of charge and in a clear and prominent format on our website at www.gabelli.com (click on "Mutual Funds - Sales Load and Breakpoint Info").


SALES CHARGE -- CLASS A SHARES. The sales charge is imposed on Class A Shares at the time of purchase in accordance with the following schedule:

                                          SALES CHARGE       SALES CHARGE      REALLOWANCE
                                           AS % OF THE         AS % OF             TO
AMOUNT OF INVESTMENT                     OFFERING PRICE*   AMOUNT INVESTED   BROKER-DEALERS
--------------------                     ---------------   ---------------   --------------
Under $50,000 ........................       5.75%              6.10%             5.00%
$50,000 but under $100,000 ...........       4.50%              4.71%             3.75%
$100,000 but under $250,000 ..........       3.50%              3.62%             2.75%
$250,000 but under $500,000 ..........       2.50%              2.56%             2.00%
$500,000 but under $1 million ........       2.00%              2.04%             1.75%
$1 million but under $2 million ......       1.00%              1.01%             1.00%
$2 million but under $3 million ......       0.00%**            0.00%             1.00%
$3 million or more ...................       0.00%**            0.00%             0.50%

----------
*    Includes front end sales load

**   Subject to a 1.00% CDSC for two years after purchase

No sales charge is imposed on reinvestment of distributions selected in advance of the distributions.

BREAKPOINTS OR VOLUME DISCOUNTS

The Fund offers you the benefit of discounts on the sales charges that apply to purchases of Class A shares in certain circumstances. These discounts, which are also known as breakpoints, can reduce or, in some instances, eliminate the initial sales charges that would otherwise apply to your Class A investment. Mutual funds are not required to offer breakpoints and different mutual fund groups may offer different types of breakpoints.

Breakpoints or Volume Discounts allow larger investments in Class A shares to be charged lower sales charges. If you invest $50,000 or more in Class A shares of the Fund, then you are eligible for a reduced sales charge. Initial sales charges are eliminated completely for purchases of $2,000,000 or more, although a 1%, 24-month CDSC may apply.

VOLUME DISCOUNTS/RIGHTS OF ACCUMULATION. In order to determine whether you qualify for a Volume Discount under the sales charge schedule above, you may combine your new investment and your existing investments in Class A Shares with those of your immediate family (spouse and children under age 21), your and their IRAs and other employee benefit plans and trusts and other fiduciary accounts for your and their benefit. You may also include Class A Shares of any other open-end investment company managed by the Adviser or its affiliates that are held in any of the foregoing accounts. The Fund use the current net asset value of these holdings when combining them with your new and existing investments.

     LETTER OF INTENT. If you initially invest at least $1,000 in Class A Shares of the Fund and submit a Letter of Intent (the "Letter") to your broker or the Distributor, you may make purchases of Class A Shares of the Fund during a 13-month period at the reduced sales charge rates applicable to the aggregate amount of the intended purchases stated in the Letter. The Letter may apply to purchases made up to 90 days before the date of the Letter. If you fail to invest the total amount stated in the Letter, the Fund will retroactively collect the sales charge otherwise applicable by redeeming shares in your account at their then current net asset value. For more information on the Letter, call your broker.


--------------------------------------------------------------------------------
8

--------------------------------------------------------------------------------

     REQUIRED SHAREHOLDER INFORMATION AND RECORDS

     In order for you to take advantage of sales charge reductions, you or your broker must notify the Fund that you qualify for a reduction. Without notification, the Fund is unable to ensure that the reduction is applied to your account. You may have to provide information or records to your broker or the Fund to verify eligibility for breakpoint privileges or other sales charge waivers. This may include information or records, including account statements, regarding shares of the Fund or shares of any other open-end investment company managed by the Adviser or its affiliates held in:

          o    all of your accounts at the Fund or a broker;

          o    any account of yours at another broker;

          o accounts of related parties of yours, such as members of the same family, at any broker.

     You should therefore keep copies of these types of records.

     INVESTORS ELIGIBLE FOR SALES CHARGE WAIVERS. Class A Shares of the Fund may be offered without a sales charge to: (1) any other investment company in connection with the combination of such company with the Fund by merger, acquisition of assets or otherwise; (2) shareholders who have redeemed shares in the Fund and who wish to reinvest in the Fund, provided the reinvestment is made within 45 days of the redemption; (3) tax-exempt organizations enumerated in Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code") and private, charitable foundations that in each case make lump-sum purchases of $100,000 or more; (4) qualified employee benefit plans established pursuant to Section 457 of the Code that have established omnibus accounts with the Fund or an intermediary; (5) qualified employee benefit plans having more than one hundred eligible employees and a minimum of $1 million in plan assets invested in the Fund;
     (6) any unit investment trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"), which have shares of the Fund as a principal investment; (7) financial institutions purchasing Class A Shares of the Fund for clients participating in a fee based asset allocation program or wrap fee program which has been approved by the Fund's Distributor; and (8) registered investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of a broker or agent.

Investors who qualify under any of the categories described above should contact their brokerage firm. Some of those investors may also qualify to invest in Class I Shares.

CONTINGENT DEFERRED SALES CHARGES.

You will pay a CDSC when you redeem:

     o Class A Shares within approximately twenty-four months of buying them as part of an investment greater than $2 million if no sales charge was paid at the time of purchase

     o    Class B Shares within approximately  seventy-two months of buying them

     o    Class C Shares within approximately twelve months of buying them


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The CDSC  payable  upon  redemption  of Class A Shares  or Class C Shares in the circumstances described above is 1.00%. The CDSC schedule for Class B Shares is set forth below. The CDSC is based on the net asset value at the time of your investment or the net asset value at the time of redemption, whichever is lower.

                                                                  CLASS B SHARES
          YEARS SINCE PURCHASE                                         CDSC
          --------------------                                    --------------
          First ...............................................        5.00%
          Second ..............................................        4.00%
          Third ...............................................        3.00%
          Fourth ..............................................        3.00%
          Fifth ...............................................        2.00%
          Sixth ...............................................        1.00%
          Seventh and thereafter ..............................        0.00%

The Distributor pays sales commissions of up to 4.00% of the purchase price of Class B Shares of the Fund to brokers at the time of sale that initiate and are responsible for purchases of such Class B Shares of the Fund.

The Distributor pays sales commissions of up to 1.00% of the purchase price of Class C Shares of the Fund to brokers at the time of sale that initiate and are responsible for purchase of such Class C Shares of the Fund.

You will not pay a CDSC to the extent that the value of the redeemed shares represents reinvestment of dividends or capital gain distributions or capital appreciation of shares redeemed. When you redeem shares, we will assume that you are first redeeming shares representing reinvestment of dividends and capital gain distributions, then any appreciation on shares redeemed, and then remaining shares held by you for the longest period of time. We will calculate the holding period of shares acquired through an exchange of shares of another fund from the date you acquired the original shares of the other fund. The time you hold shares in a Gabelli money market fund, however, will not count for purposes of calculating the applicable CDSC.

We will waive the CDSC payable upon redemptions of shares for:

     o redemptions and distributions from retirement plans made after the death or disability of a shareholder

     o minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2

     o    involuntary redemptions made by the Fund

     o    a  distribution  from  a  tax-deferred   retirement  plan  after  your
          retirement

     o returns of excess contributions to retirement plans following the shareholder's death or disability

CONVERSION FEATURE -- CLASS B SHARES:

     o Class B Shares automatically convert to Class A Shares of the Fund on the first business day of the ninety-seventh month following the month in which you acquired such shares.

     o After conversion, your shares will be subject to the lower Rule 12b-1 fees charged on Class A Shares, which will increase your investment return compared to the Class B Shares.

     o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

     o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

     o If you exchange Class B Shares of one fund for Class B Shares of another fund, your holding period for calculating the CDSC will be from the time of your original purchase of Class B Shares. If you exchange shares into a Gabelli money market fund, however, your holding period will be suspended.


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10

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The Board of Trustees may suspend the automatic  conversion of Class B Shares to
Class A Shares for legal reasons or due to the exercise of its fiduciary duty. If the Board determines that such suspension is likely to continue for a substantial period of time, it will create another class of shares into which Class B Shares are convertible.

RULE 12b-1 PLAN. The Fund has adopted distribution plans (the "Plans") under Rule 12b-1 for Class A, Class B and Class C Shares of the Fund. Under these Plans, the Fund may use its assets to finance activities relating to the sale of its shares and the provision of shareholder services.

For the Class A, Class B and Class C Shares covered by this Prospectus, the Rule 12b-1 fees vary by class as follows:

                                            CLASS A     CLASS B     CLASS C
                                            -------     -------     -------
Service Fees ...........................     0.25%       0.25%       0.25%
Distribution Fees ......................     None        0.75%       0.75%

These are annual rates based on the value of each of these Classes' average daily net assets. Because the Rule 12b-1 fees are higher for Class B and Class C Shares than for Class A Shares, Class B and Class C Shares will have higher annual expenses. Because Rule 12b-1 fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                               PURCHASE OF SHARES

You can purchase the Fund's shares on any day the NYSE is open for trading (a "Business Day"). You may purchase shares through registered broker-dealers or other financial intermediaries that have entered into appropriate selling agreements with the Fund's Distributor.

The broker-dealer or other financial intermediary will transmit a purchase order and payment to the Fund's Transfer Agent, State Street Bank and Trust Company ("State Street") on your behalf. Broker-dealers or other financial intermediaries may send confirmations of your transactions and periodic account statements showing your investments in the Fund.

     o BY MAIL OR IN PERSON. Your broker-dealer or financial consultant can obtain a subscription order form by calling 800-GABELLI (800-422-3554). Checks made payable to a third party and endorsed by the depositor are not acceptable. For additional investments, send a check to the following address with a note stating your exact name and account number, the name of the Fund and class of shares you wish to purchase.

          BY MAIL                                      BY PERSONAL DELIVERY
          -------                                      --------------------
          THE GABELLI FUNDS                            THE GABELLI FUNDS
          P.O. BOX 8308                                C/O BFDS
          BOSTON, MA 02266-8308                        66 BROOKS DRIVE
                                                       BRAINTREE, MA 02184

     o BY BANK WIRE. To open an account using the bank wire transfer system, first telephone the Fund at 800-GABELLI(800-422-3554)to obtain a new account number. Then instruct a Federal Reserve System member bank to wire funds to:

                       STATE STREET BANK AND TRUST COMPANY
                       ABA #011-0000-28 REF DDA #99046187
                           RE: THE GABELLI ASSET FUND
                               ACCOUNT #__________
                         ACCOUNT OF [REGISTERED OWNERS]
                      225 FRANKLIN STREET, BOSTON, MA 02110

     If you are making an initial purchase, you should also complete and mail a subscription order form to the address shown under "By Mail." Note that banks may charge fees for wiring funds, although State Street will not charge you for receiving wire transfers.


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                                                                              11

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SHARE  PRICE.  The Fund sells its shares at the net asset value next  determined after the Fund receives your completed subscription order form and your payment, subject to an up-front sales charge in the case of Class A Shares. See "Pricing of Fund Shares" for a description of the calculation of the net asset value as described under "Classes of Shares-Class A Shares".

MINIMUM INVESTMENT. Your minimum initial investment must be at least $1,000 for Class A, B and C Shares. See "Retirement Plans/Education Savings Plans" and "Automatic Investment Plan" under "Additional Purchase Information for Class A Shares, Class B Shares, and Class C Shares" below regarding minimum investment amounts applicable to such plans.

Your minimum initial investment for Class I Shares must be at least $500,000. The minimum initial investment for Class I Shares is waived for employee benefit plans with assets of at least $50 million.

There is no minimum for subsequent  investments for Class A, Class B, Class C or
Class  I  Shares.   Broker-dealers   may  have  different   minimum   investment
requirements.

GENERAL. State Street will not issue share certificates unless you request them. The Fund reserves the right to (i) reject any purchase order if, in the opinion of the Fund's management, it is in the Fund's best interest to do so, (ii) suspend the offering of shares for any period of time and (iii) waive the Fund's minimum purchase requirements.

CUSTOMER IDENTIFICATION PROGRAM. Federal law requires the Fund to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information, for each investor who opens or reopens an account with the Fund. Applications without the required information may be rejected or placed on hold until the Fund verifies the account holder's identity.

THIRD PARTY ARRANGEMENTS. In addition to, or in lieu of, amounts paid to brokers, dealers or financial intermediaries as a re-allowance of a portion of the sales commission, the Distributor or an affiliate may, from time to time, at its expense out of its own financial resources (a source of which may be payments under the Fund's distribution plans), make cash payments to some but not all brokers, dealers or financial intermediaries for shareholder services, as an incentive to sell shares of the Fund and/or to promote retention of their customers' assets in the Fund. These payments, sometimes referred to as "revenue sharing", do not change the price paid by investors to purchase the Fund's shares or the amount the Fund receive as proceeds from such sales. Revenue sharing payments may be made to brokers, dealers and other financial intermediaries that provide services to the Fund or to shareholders in the Fund, including (without limitation) shareholder servicing, transaction processing, subaccounting services, marketing support and/or access to sales meetings, sales representatives and management representatives of the broker, dealer or other financial intermediary. Revenue sharing payments may also be made to brokers, dealers and other financial intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs, or as an expense reimbursement in cases where the broker, dealer or other financial intermediary provides shareholder services to Fund shareholders. These payments may take a variety of forms, including (without limitation) compensation for sales, "trail" fees for shareholder servicing and maintenance of shareholder accounts, and finder's fees that vary depending on the Fund or share class and the dollar amount of shares sold. Revenue sharing payments may be structured:
(i) as a percentage  of net sales;  (ii) as a percentage  of net assets;  and/or
(iii) as a fixed dollar amount.


The Distributor or the applicable affiliate may also provide non-cash compensation to broker/dealer firms or other financial intermediaries, in accordance with applicable rules of the National Association of Securities Dealers, Inc. ("NASD"), such as the reimbursement of travel, lodging and meal expenses incurred in connection with attendance at educational and due diligence meetings or seminars by qualifying registered representatives of those firms and, in certain cases, their families; meeting fees; certain entertainment; reimbursement for advertising or other promotional expenses; or other permitted expenses as determined in accordance with applicable NASD rules. In certain cases these other payments could be significant.



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The  Distributor  or the applicable  affiliate  negotiates the level of payments described above to any particular broker dealer or intermediary with each firm. Currently, such payments range from .10% to .40% per year of the average daily net assets of the applicable Fund attributable to the particular firm depending on the nature and level of services and other factors.


ADDITIONAL PURCHASE INFORMATION FOR CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES

RETIREMENT PLANS/EDUCATION SAVINGS PLANS. The Fund makes available IRA, "Roth" IRA and "Coverdell" Education Savings Plans for investment in Fund shares. Applications may be obtained from the Distributor by calling 800-GABELLI (800-422-3554). Self-employed investors may purchase shares of the Fund through tax-deductible contributions to existing retirement plans for self-employed persons, known as "Keogh" or "H.R.-10" plans. The Fund does not currently act as a sponsor to such plans. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans." The minimum initial investment in all such retirement plans is $250. There is no minimum subsequent investment requirement for retirement plans.

AUTOMATIC INVESTMENT PLAN. The Fund offers an automatic monthly investment plan. There is no initial minimum investment for accounts establishing an automatic investment plan. Call the Distributor at 800-GABELLI (800-422-3554) for more details about the plan.

TELEPHONE OR INTERNET INVESTMENT PLAN. You may purchase additional shares of the Fund by telephone and/or over the Internet if your bank is a member of the Automated Clearing House ("ACH") system. You must have a completed, approved Investment Plan application on file with the Fund's transfer agent. There is a minimum of $100 for each telephone or Internet investment. To initiate an ACH purchase, please call 800-GABELLI (800-422-3554) or 800-872-5365 or visit our website at www.gabelli.com.

                              REDEMPTION OF SHARES

You can redeem shares of the Fund on any Business Day. The Fund may temporarily stop redeeming its shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its shares or accurately determine the value of its assets, or if the Securities and Exchange Commission orders the Fund to suspend redemptions.

The Fund redeems its shares based on the net asset value next determined after the Fund receives your redemption request in proper form, subject in some cases to a CDSC, as described under "Classes of Shares - Contingent Deferred Sales Charges." See "Pricing of Fund Shares" for a description of the calculation of net asset value.

You may redeem shares through a broker-dealer or other financial intermediary that has entered into a selling agreement with the Distributor. The broker-dealer or other financial intermediary will transmit a redemption order on your behalf. The redemption request will be effected at the net asset value next determined (less any applicable CDSC) after State Street receives the request in proper form. If you hold share certificates, you must present the certificates endorsed for transfer.

The Fund is intended for long-term investors and not for those who wish to trade frequently in Fund shares. The Fund believes that excessive short-term trading of Fund shares, such as by traders seeking short-term profits from market momentum, time zone arbitrage and other timing strategies, creates risks for the Fund and its long-term shareholders, including interference with efficient portfolio management, increased administrative and brokerage costs and potential dilution in the value of shares.

In order to discourage frequent short-term trading in Fund shares, the Fund has adopted policies and procedures which impose a 2.00% redemption fee (short-term trading fee) on Shares that are redeemed or exchanged within 60 days after the date of purchase. This fee is calculated based on the share's aggregate net asset value on the date of redemption and deducted from the redemption proceeds. The redemption fee is not a sales charge; it is retained by the Fund and does not benefit the Fund's Adviser or any other third party.


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                                                                              13

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For purposes of computing the redemption fee, shares will be redeemed in reverse order of purchase (the latest shares acquired will be treated as being redeemed first). Redemptions to which the fee applies include redemption of shares resulting from an exchange made pursuant to the Fund's exchange privilege. The redemption fee also will not apply to redemptions of shares where (i) the shares
were   purchased   through   automatic   reinvestment   of  dividends  or  other
distributions, (ii) the redemption is initiated by the Fund, (iii) shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, and (iv) shares were purchased through certain qualifed and non-qualified retirement plans if recordkeepers for retirement plan participants cannot implement redemption fees because of systems limitations, and provided that such recordkeepers provide verification to that effect. Such recordkeepers may be permitted to delay, temporarily, the implementation of redemption fees. To do so, all such recordkeepers must apply for an extension and are expected to implement the redemption fees by June 30, 2005. These programs include programs utilizing omnibus accounts. The Fund seeks to apply these policies uniformly.

The Fund continues to reserve all rights, including the right to refuse any purchase request (including requests to purchase by exchange) from any person or group whro, in the Fund's view, is likely to engage in excessive trading or if such purchase is not in the best interest of the Fund and to limit, delay or impose other conditions on exchange or purchases. The Fund has adopted a policy of seeking to minimize short-term trading in its shares and monitors purchase and redemption activities to assist in minimizing short-term trading.


In the event that you wish to redeem shares and you are unable to contact your broker-dealer or other financial intermediary you may redeem shares by mail. You may mail a letter requesting redemption of shares to: THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state the name of the Fund and the share class, the dollar amount or number of shares you are redeeming and your account number. You must sign the letter in exactly the same way the account is registered. If there is more than one owner of shares, all must sign. A signature guarantee is required for each signature on your redemption letter. You can obtain a signature guarantee from financial institutions such as commercial banks, brokers, dealers and savings associations. A notary public cannot provide a signature guarantee.

INVOLUNTARY REDEMPTION. The Fund may redeem all shares in your account (other than an IRA) if their value falls below $1,000 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing if the Fund initiates such action and allowed 30 days to increase the value of your account to at least $1,000.

REDEMPTION PROCEEDS. A redemption request received by the Fund will be effected at the net asset value next determined after the Fund receives the request. If you request redemption proceeds by check, the Fund will normally mail the check to you within seven days after receipt of your redemption request. If you purchased your Fund shares by check or through the Automatic Investment Plan, you may not receive proceeds from your redemption until the check clears, which may take up to as many as 15 days following purchase. While the Fund will delay the processing of the payment until the check clears, your shares will be valued at the next determined net asset value after receipt of your redemption request.

The Fund may pay your redemption proceeds wholly or partially in portfolio securities. Payments would be made in portfolio securities only in the rare instance that the Fund's Board of Trustees believes that it would be in the Fund's best interest not to pay redemption proceeds in cash.

                               EXCHANGE OF SHARES

You can exchange shares of the Fund you hold for shares of the same class of certain other funds managed by the Adviser or its affiliates based on their relative net asset values. To obtain a list of the funds whose shares you may acquire through an exchange, call your broker. Class B and Class C Shares will continue to age from the date of the original purchase of such shares and will assume the CDSC rate such shares had at the time of exchange. You may also exchange your shares for shares of a money market fund managed by the Adviser or its affiliates, without imposition of any CDSC at the time of


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14

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exchange.  Upon  subsequent  redemption from such money market funds or the Fund
(after re-exchange into the Fund), such shares will be subject to the CDSC calculated by excluding the time such shares were held in a money market fund. The Fund or any of the other funds may impose limitations on, or terminate the exchange privilege with respect to such fund or investor at any time.

In effecting an exchange

          o you must meet the minimum investment requirements for the fund whose shares you purchase through exchange.

          o if you are exchanging into a fund with a higher sales charge, you must pay the difference at the time of exchange.

          o if you are exchanging from a fund with a redemption fee applicable to the redemption involved in your exchange, you must pay the redemption fee at the time of exchange.

          o    you may realize a taxable gain or loss.

          o you should read the prospectus of the fund whose shares you are purchasing through exchange. Call 800-GABELLI (800-422-3554), or visit our website at www.gabelli.com to obtain the prospectus.

          o you should be aware that brokers may charge a fee for handling an exchange for you.

You may exchange shares by telephone, by mail, over the Internet or through a registered broker-dealer or other financial intermediary.

     o    EXCHANGES  BY  TELEPHONE.   You  may  give  exchange  instructions  by
          telephone by calling 800-GABELLI (800-422-3554). You may not exchange shares by telephone if you hold share certificates.

     o    EXCHANGES BY MAIL.  You may send a written  request for  exchanges to:
          THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state your name, your account number, the dollar amount or number of shares you wish to exchange, the name and class of the fund whose shares you wish to exchange, and the name of the fund whose shares you wish to acquire.

     o EXCHANGE THROUGH THE INTERNET. You may also give exchange instructions via the Internet at www.gabelli.com. You may not exchange shares through the Internet if you hold share certificates. The Fund may impose limitations from time to time on Internet exchanges.

The Fund may modify or terminate the exchange privilege at any time. You will be given notice 60 days prior to any material change in the exchange privilege.

Your broker may charge you a processing fee for assisting you in purchasing or redeeming shares of the Fund. This charge is set by your broker and does not benefit the Fund or the Adviser in any way. It is in addition to the sales charges and other costs described in this prospectus and must be disclosed to you by your broker.

                             PRICING OF FUND SHARES

The Fund's net asset value per share is calculated separately for each class of shares on each Business Day. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor
Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.

The Fund's net asset value per share is determined as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern time. Net asset value per share of each class is computed by dividing the value


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                                                                              15

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of the Fund's net assets  (I.E.,  the value of its  securities  and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) attributable to the applicable class of shares by the total number of shares of such class outstanding at the time the determination is made. The price of Fund shares for the purpose of purchase and redemption orders will be based upon the calculation of net asset value per share next made as of a time after the time as of which the purchase or redemption order is received in proper form.

Portfolio securities for which market quotations are readily available are valued at their current market value. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to policies and procedures approved by the Fund's Board of Trustees. Debt securities that are not credit impaired with remaining maturities of 60 days or less are generally valued at their amortized cost. Pursuant to the Fund's Pricing Procedures, securities for which market quotations are not readily available, and therefore are subject to being fair valued, may include securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (I.E., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Fund). Market prices are also deemed not to be readily available in circumstances when an event has occurred after the close of the principal foreign market on which a security trades but before the time for determination of the Fund's net asset value that has affected, or is likely to affect, more than minimally the net asset value per share of the Fund. Currently, the Fund fair values securities traded primarily on markets that close prior to the time as of which the Fund's net asset value is calculated whenever the Fund concludes that occurrences after such closing times may have more than a minimal effect on the value of its portfolio.


When a market price is not readily available, a portfolio security is valued at its fair value, as determined in good faith under procedures established by the Board of Trustees. In determining fair value, the Fund's pricing procedures establish a process and methodology to be employed in attempting to ascertain, in good faith, fair value. Fair value is defined as the amount for which assets could be sold in an orderly disposition over a reasonable period of time, taking into account the nature of the asset. Fair value pricing, however, involves judgments that are inherently subjective and inexact, since fair valuation procedures are used only when it is not possible to be sure what value should be attributed to a particular asset or when an event will affect the market price of an asset and to what extent. As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for an asset will be materially different from the value that actually could be realized upon the sale of that asset. The Board of Trustees will review the Adviser's fair value determinations periodically. The values of the Fund's portfolio assets may change on days the Fund is closed and on which you are not able to purchase or sell your shares.


                           DIVIDENDS AND DISTRIBUTIONS

The Fund intends to pay dividends and capital gain distributions, if any, on an annual basis. You may have dividends or capital gains distributions that are declared by the Fund automatically reinvested at net asset value in additional shares of the Fund. You will make an election to receive dividends and distributions in cash or Fund shares at the time you purchase your shares. You may change this election by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. There are no sales or other charges in connection with the reinvestment of dividends and capital gain distributions. Shares purchased through dividend reinvestment will receive a price based on the net asset value per share on the reinvestment date, which is typically the date dividends are paid to shareholders. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains or other income. Dividends and distributions may differ for different classes of shares.


--------------------------------------------------------------------------------
16

--------------------------------------------------------------------------------

                                 TAX INFORMATION

The Fund expects that distributions will consist primarily of investment company taxable income and net capital gains. Dividends out of investment company taxable income and distributions of net short-term capital gains (I.E., gains from assets held by the Fund for one year or less) are taxable to you as ordinary income except that qualifying dividends are eligible for a reduced rate. Distributions of net long-term capital gains are taxable to you at long-term capital gain rates. The Fund's distributions, whether you receive them in cash or reinvest them in additional shares of the Fund, generally will be subject to federal, state or local taxes. A redemption of Fund shares or an exchange of the Fund's shares for shares of another fund will be treated for tax purposes as a sale of the Fund's shares, and any gain you realize on such a transaction generally will be taxable. Foreign shareholders may be subject to a federal withholding tax.

This summary of tax consequences is intended for general information only and is subject to change by legislative or administrative action, and any such change may be retroactive. A more complete discussion of the tax rules applicable to you can be found in the Statement of Additional Information that is incorporated by reference into this prospectus. You should consult a tax adviser concerning the tax consequences of your investment in the Fund.

                            MAILINGS TO SHAREHOLDERS

In our continuing efforts to reduce duplicative mail and Fund expenses, we currently send a single copy of prospectuses and shareholder reports to your household even if more than one family member in your household owns the same fund or funds described in the prospectus or report. Additional copies of our prospectuses and reports may be obtained by calling 800-GABELLI (800-422-3554). If you do not want us to continue to consolidate your fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will resume separate mailings, in accordance with your instructions, within 30 days of your request.

                              FINANCIAL HIGHLIGHTS

The financial highlight tables are intended to help you understand the financial performance of the Fund for the past five fiscal years of the Fund. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund's shares (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, whose report along with the Fund's financial statements and related notes are included in the Fund's annual report, which is available upon request.


--------------------------------------------------------------------------------
                                                                              17

THE GABELLI ASSET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:


                                              INCOME
                                    FROM INVESTMENT OPERATIONS                           DISTRIBUTIONS
                          ----------------------------------------------   ----------------------------------------
                                                   Net
              Net Asset                       Realized and       Total                      Net
  Period        Value,           Net           Unrealized        from          Net        Realized
   Ended      Beginning      Investment      Gain/(Loss) on   Investment   Investment     Gain on         Total
December 31   of Period   Income/(Loss)(c)     Investments    Operations     Income     Investments   Distributions
-----------   ---------   ----------------   --------------   ----------   ----------   -----------   -------------
CLASS A(B)
   2004         $36.26         $ 0.03             $5.94          $5.97       $(0.08)      $(0.76)        $(0.84)
CLASS B(B)
   2004         $36.26         $(0.25)            $5.91          $5.66           --       $(0.76)        $(0.76)
CLASS C(B)
   2004         $36.26         $(0.26)            $5.92          $5.66       $(0.02)      $(0.76)        $(0.78)

                                             RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                       ---------------------------------------------------------
                           Net Asset             Net Assets       Net
  Period                     Value,                End of     Investment               Portfolio
   Ended      Redemption     End of     Total      Period       Income/    Operating    Turnover
December 31     Fees(c)      Period    Return+   (in 000's)     (Loss)      Expenses      Rate
-----------   ----------   ---------   -------   ----------   ----------   ---------   ---------
CLASS A(B)
   2004        $0.00(a)      $41.39     16.5%       $351         0.07%       1.40%         7%
CLASS B(B)
   2004        $0.00(a)      $41.16     15.6%       $  1        (0.67)%      2.07%         7%
CLASS C(B)
   2004        $0.00(a)      $41.14     15.6%       $349        (0.68)%      2.15%         7%

----------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and does not reflect applicable sales charges. Total return for the period of less than one year is not annualized.
(a)  Amount represents less than $0.005 per share.
(b) Class A, Class B and Class C Shares were initially offered on December 31, 2003.
(c) Per share amounts have been calculated using the average shares outstanding method.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     GABELLI FUNDS AND YOUR PERSONAL PRIVACY

WHO ARE WE?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services -- like a transfer agent -- we will also have information about thE transactions you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, WWW.SEC.GOV.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to shareholders of the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                              19

--------------------------------------------------------------------------------

                             THE GABELLI ASSET FUND

                           CLASS A, B, C AND I SHARES

--------------------------------------------------------------------------------

FOR MORE INFORMATION:

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

The Fund's semi-annual and audited annual reports to shareholders contain additional information on the Fund's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference, and is legally considered a part of this Prospectus.

--------------------------------------------------------------------------------

   You can get free copies of these documents and prospectuses of other funds in the Gabelli family, or request other information and discuss your questions about the Fund by contacting:

                             The Gabelli Asset Fund

                              One Corporate Center

                               Rye, NY 10580-1422

                      Telephone: 800-GABELLI (800-422-3554)

                                 www.gabelli.com

--------------------------------------------------------------------------------

You can review and/or copy the Fund's prospectuses, reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

     o    Free from the Fund's website at www.gabelli.com.

     o    For a fee, by electronic request at publicinfo@sec.gov, by writing the
          Public  Reference   Section  of  the  Commission,   Washington,   D.C.
          20549-0102, or by calling 202-942-8090.

     o    Free  from  the  EDGAR  Database  on  the   Commission's   website  at
          www.sec.gov.

(Investment Company Act File No. 811-4494)

--------------------------------------------------------------------------------

                             THE GABELLI ASSET FUND

                       Statement of Additional Information

                                   May 1, 2005

This Statement of Additional Information (the "SAI"), which is not a prospectus, describes The Gabelli Asset Fund, a Massachusetts business Trust (the "Fund"). The SAI should be read in conjunction with the Fund's Prospectuses for Class A Shares, Class B Shares, Class C Shares, Class I Shares and Class AAA Shares, each dated May 1, 2005. For a free copy of a Prospectus, please contact the Fund at the address, telephone number or Internet website printed below. This SAI is incorporated by reference in its entirety into the Fund's Prospectuses.

                              One Corporate Center
                            Rye, New York 10580-1422
                      Telephone 800-GABELLI (800-422-3554)
                                 www.gabelli.com

                                TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
GENERAL INFORMATION............................................................2
INVESTMENT STRATEGIES AND RISKS................................................2
INVESTMENT RESTRICTIONS........................................................8
TRUSTEES AND OFFICERS.........................................................10
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS....................................17
INVESTMENT ADVISORY AND OTHER SERVICES........................................18
DISTRIBUTION PLANS............................................................24
PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................26
REDEMPTION OF SHARES..........................................................28
DETERMINATION OF NET ASSET VALUE..............................................28
DIVIDENDS, DISTRIBUTIONS AND TAXES............................................29
INVESTMENT PERFORMANCE INFORMATION............................................32
DESCRIPTION OF THE FUND'S SHARES..............................................33
FINANCIAL STATEMENTS..........................................................34
APPENDIX A...................................................................A-1

                              GENERAL INFORMATION

The Fund is a diversified, open-end, management investment company organized under the laws of the Commonwealth of Massachusetts on November 25, 1985. The Fund commenced investment operations on March 3, 1986.

                        INVESTMENT STRATEGIES AND RISKS

The Fund's Prospectuses discuss the investment objective of the Fund and the principal strategies to be employed to achieve that objective. This SAI contains supplemental information concerning certain types of securities and other instruments in which the Fund may invest, additional strategies that the Fund may utilize and certain risks associated with such investments and strategies.

CONVERTIBLE SECURITIES

The Fund may invest in convertible securities. In evaluating a convertible security, Gabelli Funds, LLC, the Fund's adviser (the "Adviser") places primary emphasis on the attractiveness of the underlying common stock and the potential for capital appreciation through conversion. The Fund will normally purchase only investment grade, convertible debt securities having a rating of, or equivalent to, at least "BBB" (which securities may have speculative characteristics) by Standard & Poor's Ratings Service ("S&P") or, if unrated, judged by the Adviser to be of comparable quality. However, the Fund may also invest up to 25% of its assets in more speculative convertible debt securities, provided such securities have a rating of, or equivalent to, at least an S&P rating of "B".

Convertible securities may include corporate notes or preferred stock, but are ordinarily a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities rank senior to common stocks on an issuer's capital structure and are consequently of higher quality and entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

In selecting convertible securities for the Fund, the Adviser relies primarily on its own evaluation of the issuer and the potential for capital appreciation through conversion. It does not rely on the rating of the security or sell because of a change in rating absent a change in its own evaluation of the underlying common stock and the ability of the issuer to pay principal and interest or dividends when due without disrupting its business goals. Interest or dividend yield is a factor only to the extent it is reasonably consistent with prevailing rates for securities of similar quality and thereby provides a support level for the market price of the security. The Fund will purchase the convertible securities of highly leveraged issuers only when, in the judgment of the Adviser, the risk of default is outweighed by the potential for capital appreciation.

The issuers of debt obligations having speculative characteristics may experience difficulty in paying principal and interest when due in the event of a downturn in the economy or unanticipated corporate developments. The market prices of such securities may become increasingly volatile in periods of economic uncertainty. Moreover, adverse publicity or the perceptions of investors, over which the Adviser has no control, whether or not based on fundamental analysis, may decrease the market price and liquidity of such investments. Although the Adviser will attempt to avoid exposing the Fund to such risks, there is no assurance that it will be successful or that a liquid secondary market will continue to be available for the disposition of such securities.

DEBT SECURITIES

The Fund may invest up to 5% of its assets in low rated and unrated corporate debt securities (often referred to as "junk bonds"). Corporate debt securities which are either unrated or have a predominantly speculative rating may present opportunities for significant long-term capital appreciation if the ability of the issuer to repay principal and interest when due is underestimated by the market or the rating organizations. Because of its perceived credit weakness, the issuer is generally required to pay a higher interest rate and/or its debt securities may be selling at a significantly lower market price than the debt securities of issuers actually having similar strengths. When the inherent value of such securities is recognized, the market value of such securities may appreciate significantly. The Adviser believes that its research on the credit and balance sheet strength of certain issuers may enable it to select a limited number of corporate debt securities which, in certain markets, will better serve the objective of capital appreciation than alternative investments in common stocks. Of course, there can be no assurance that the Adviser will be successful. In its evaluation, the Adviser will not rely exclusively on ratings and the receipt of income is only an incidental consideration.

The ratings of Moody's Investors Service, Inc. ("Moody's") and S&P generally represent the opinions of those organizations as to the quality of the securities that they rate. Such ratings, however, are relative and subjective, are not absolute standards of quality and do not evaluate the market risk of the securities. Although the Adviser uses these ratings as a criterion for the selection of securities for the Fund, the Adviser also relies on its independent analysis to evaluate potential investments for the Fund. See Appendix A - "Description of Corporate Bond Ratings."

As in the case of the convertible debt securities discussed above, low rated and unrated corporate debt securities are generally considered to be more subject to default and therefore significantly more speculative than those having an investment grade rating. They also are more subject to market price volatility based on increased sensitivity to changes in interest rates and economic conditions or the liquidity of their secondary trading market.

BORROWING


The Fund does not borrow money except for (1) short-term credits from banks as may be necessary for the clearance of portfolio transactions, and (2) borrowing from banks for temporary or emergency purposes, including the meeting of redemption requests, which would otherwise require the untimely disposition of its portfolio securities. Borrowing will not, in the aggregate, exceed 15% of assets after giving effect to the borrowing, and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Fund's assets after giving effect to the borrowing. The Fund will not make additional investments when borrowings exceed 5% of assets. The Fund may mortgage, pledge or hypothecate up to 20% of its assets to secure such borrowings.

Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of securities purchased with borrowed funds. Money borrowed will be subject to interest costs which may or may not be recovered by an appreciation of securities purchased.

INVESTMENTS IN WARRANTS AND RIGHTS

The Fund may invest in warrants and rights (other than those acquired in units or attached to other securities) which entitle the holder to buy equity securities at a specific price for or at the end of a specific period of time. The Fund will do so only if the underlying equity securities are deemed appropriate by the Adviser for inclusion in the Fund's portfolio.

Investing in rights and warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and thus can be a speculative investment. The value of a right or warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the Fund whose equity underlies the warrant, or a change in the perception as to the future price of the underlying security, or any combination thereof. Rights and warrants generally pay no dividends and confer no voting or other rights other than the right to purchase the underlying security.

INVESTMENT IN SMALL, UNSEASONED COMPANIES AND OTHER ILLIQUID SECURITIES

The Fund may invest in small, less well-known companies which have operated for less than three years (including predecessors). The securities of such companies may have a limited trading market, which may adversely affect their disposition and can result in their being priced lower than might otherwise be the case. If other investment companies and investors who invest in such issuers trade the same securities when the Fund attempts to dispose of its holdings, the Fund may receive lower prices than might otherwise be obtained.

The Fund will not invest, in the aggregate, more than 10% of its net assets in illiquid securities. These securities include securities which are restricted for public sale, securities for which market quotations are not readily available, and repurchase agreements maturing or terminable in more than seven days. Securities freely salable among qualified institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended, and as adopted by the Securities and Exchange Commission ("SEC") may be treated as liquid if they satisfy liquidity standards established by the Board of Trustees. The continued liquidity of such securities is not assured as well as that of publicly traded securities, and accordingly, the Board of Trustees will monitor their liquidity.

CORPORATE REORGANIZATIONS

In general, securities of companies engaged in reorganization transactions sell at a premium to their historic market price immediately prior to the announcement of a tender offer or reorganization proposal. However, the increased market price of such securities may also discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of the portfolio manager which must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offeror as well as the dynamics of the business climate when the offer or proposal is in progress.

In making such investments, the Fund will not violate any of its diversification requirements or investment restrictions (see below, "Investment Restrictions") including the requirement that, except for the investment of up to 25% of its assets in any one company or industry, not more than 5% of its assets may be invested in the securities of any one issuer. Since such investments are ordinarily short term in nature, they will tend to increase the Fund's portfolio turnover ratio, thereby increasing its brokerage and other transaction expenses. The Adviser intends to select investments of the type described which, in its view, have a reasonable prospect of capital appreciation which is significant in relation to both the risk involved and the potential of available alternate investments.

WHEN ISSUED, DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS

The Fund may enter into forward commitments for the purchase or sale of securities, including on a "when issued" or "delayed delivery" basis in excess of customary settlement periods for the type of securities involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring, (i.e., a when, as and if issued security). When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While the Fund will only enter into a forward commitment with the intention of actually acquiring the security, the Fund may sell the security before the settlement date if it is deemed advisable.

Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to the Fund prior to the settlement date. The Fund will segregate with its custodian, through book-entry notations, cash or liquid securities in an aggregate amount at least equal to the amount of its outstanding forward commitments.

OTHER INVESTMENT COMPANIES

The Fund does not intend to purchase the shares of other open-end investment companies but reserves the right to invest up to 10% of its total assets in the securities of closed-end investment companies, including small business investment companies (not more than 5% of its total assets may be invested in more than 3% of the securities of any investment company). To the extent that the Fund invests in the securities of other investment companies, shareholders in the Fund may be subject to duplicative advisory and administrative fees.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with banks and non-bank dealers of U.S. government securities which are listed as reporting dealers of the Federal Reserve Bank and which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. In a repurchase agreement, the Fund purchases a debt security from a seller which undertakes to repurchase the security at a specified resale price on an agreed future date. The resale price generally exceeds the purchase price by an amount which reflects an agreed-upon market interest rate for the term of the repurchase agreement.

The Fund's risk is primarily that, if the seller defaults, the proceeds from the disposition of underlying securities and other collateral for the seller's obligation are less than the repurchase price. If the seller becomes bankrupt, the Fund might be delayed in selling the collateral. Under the Investment Company Act of 1940, as amended (the "1940 Act"), repurchase agreements are considered loans. Repurchase agreements usually are for short periods, such as one week or less, but could be longer. Except for repurchase agreements for a period of a week or less in respect to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, not more than 5% of the Fund's total assets may be invested in repurchase agreements. In addition, the Fund will not enter into repurchase agreements of a duration of more than seven days if, taken together with restricted securities and other securities for which there are no readily available quotations, more than 10% of its total assets would be so invested. These percentage limitations are fundamental and may not be changed without shareholder approval.

WRITING COVERED CALL OPTIONS

The Fund may write (sell) "covered" call options and purchase options to close out options previously written by the Fund. In writing covered call options, the Fund expects to generate additional premium income which should serve to enhance the Fund's total return and reduce the effect of any price decline of the asset involved in the option.

A call option gives the holder (buyer) the "right to purchase" a security, currency or other asset at a specified price (the exercise price) at expiration of the option (European style) or at any time until a certain date (the expiration date) (American style). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security or currency in the case of a call option, a writer is required to deposit in escrow the underlying security or currency or other assets in accordance with the rules of a clearing corporation. The Fund will write only covered call options. This means that the Fund will own at least the same quantity of the security, currency or other assets subject to the option or an option to purchase the same underlying security, currency or other asset, having an exercise price equal to or less than the exercise price of the "covered" option, or will establish and maintain with its custodian for the term of the option an account consisting of cash or liquid securities having a value equal to the fluctuating market value of the optioned assets.

Portfolio assets on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objectives. Writing covered call options may be used by the Fund to reduce its exposure to securities it does not wish to sell at the time it writes the option. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying asset above the exercise price, retains the risk of loss should the price decline, and also gives up, to some degree, control over the timing of sale of the underlying assets. If a call option which the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying asset during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying asset. The Fund does not consider an asset covering a call to be "pledged" as that term is used in the Fund's policy which limits the pledging or mortgaging of its assets.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying asset from being called, or to permit the sale of the underlying asset.

Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying asset with either a different exercise price or expiration date or both. The Fund will be unable to control losses or effect such strategies through closing transactions where a liquid secondary market for options on such assets does not exist. If the Fund desires to sell a particular asset from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the asset. If the Fund cannot enter into such a transaction, it may be required to hold an asset that it might otherwise have sold. There is, of course, no assurance that the Fund will be able to effect such closing transactions at a favorable price.

Call options written by the Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the Fund may purchase an underlying asset for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such asset from its portfolio. In such cases, additional costs may be incurred.

The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying asset, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying asset owned by the Fund. However, gains and losses on investments in options depend in part on the Adviser's ability to predict correctly the direction of stock prices, interest rates and other economic factors. Options may fail as hedging techniques in cases where the price movements of the securities underlying the options do not follow the price movements of the portfolio securities subject to the hedge.

PURCHASING PUT OPTIONS

The Fund may purchase put options in securities, currencies or other assets owned by the Fund or on options to purchase the same underlying security, currency or other assets, having an exercise price equal to or less than the exercise price of the put option. As the holder of a put option, the Fund would have the right to sell the underlying asset at the exercise price at any time during the option period or at the expiration of the option. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its assets. An example of such use of put options is provided below.

The Fund may purchase a put option on an underlying asset owned by the Fund (a "protective put") but does not wish to sell at that time as a defensive technique in order to protect against an anticipated decline in the value of the asset. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying asset at the put exercise price regardless of any decline in the underlying asset's value. For example, a put option may be purchased in order to protect unrealized appreciation of an asset where the Adviser deems it desirable to continue to hold the asset because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the asset is eventually sold.

                            INVESTMENT RESTRICTIONS

The Fund's investment objectives and the following investment restrictions are fundamental and may not be changed without the approval of a majority of the Fund's shareholders, defined in the 1940 Act as the lesser of (1) 67% of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the Fund's outstanding shares. All other investment policies or practices are considered by the Fund not to be fundamental and accordingly may be changed without shareholder approval. If a percentage restriction on investment or the use of assets set forth below is adhered to at the time the transaction is effected, later changes in percentage resulting from changing market values or total assets of the Fund will not be considered a deviation from policy. Under such restrictions, the Fund may not:

     1) Purchase the securities of any one issuer, other than the United States Government, or any of its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of its total assets would be invested in such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations;

     2) Invest more than 25% of the value of its total assets in any particular industry (this restriction does not apply to obligations issued or guaranteed by the United States Government or its agencies or its instrumentalities);

     3) Purchase securities on margin, but it may obtain such short-term credits from banks as may be necessary for the clearance of purchase and sales of securities;

     4)   Make loans of its assets except for the purchase of debt securities;

     5)   Borrow money except subject to the restrictions set forth in this SAI;

     6) Mortgage, pledge or hypothecate any of its assets except that, in connection with permissible borrowings mentioned in paragraph 5 above, not more than 20% of the assets of the Fund (not including amounts borrowed) may be used as collateral;

     7) Invest more than 5% of its total assets in more than 3% of the securities of another investment company or invest more than 10% of its total assets in the securities of other investment companies, nor make any such investments other than through purchase in the open market where to the best information of the Fund no commission or profit to a sponsor or dealer (other than the customary broker's commission) results from such purchase;

     8)   Act as an underwriter of securities of other issuers;

     9) Invest, in the aggregate, more than 10% of the value of its total assets in securities for which market quotations are not readily available, securities which are restricted for public sale, or repurchase agreements maturing or terminable in more than seven days;

     10) Purchase or otherwise acquire interests in real estate, real estate mortgage loans or interests in oil, gas or other mineral exploration or development programs;

     11)  Sell securities  short or invest in options,  except that the Fund may
          (i) buy put  options  on assets  it holds or has the right to  obtain,
          (ii) sell call options on securities it holds or has the right to obtain, and (iii) buy and sell offsetting options to terminate the Fund's obligations;

     12)  Purchase or acquire commodities or commodity contracts;

     13) Issue senior securities, except insofar as the Fund may be deemed to have issued a senior security in connection with any permitted borrowing;

     14) Participate on a joint, or a joint and several, basis in any securities trading account; or

     15) Invest for the purpose of exercising control over management of any company (the Fund does not view efforts to affect management or business decisions of portfolio companies as investing for the purpose of exercising control).

PORTFOLIO HOLDINGS INFORMATION. Employees of the Adviser and its affiliates will often have access to information concerning the portfolio holdings of the Fund. The Fund and the Adviser have adopted policies and procedures that require all employees to safeguard proprietary information of the Fund, which includes information relating to the Fund's portfolio holdings as well as portfolio trading activity of the Adviser with respect to the Fund (collectively, "Portfolio Holdings Information"). In addition, the Fund and the Adviser have adopted policies and procedures that provide that Portfolio Holdings Information may not be disclosed except to the extent that it is (a) made available generally to the public by posting on the Fund's Website or filed as a part of a required filing on Form N-Q or N-CSR or (b) provided to a third party for legitimate business purposes or regulatory purposes, as described below. The Adviser will examine each situation under (b) with a view to determine that release of the information is in the interest of the Fund and its shareholders and, if a potential conflict between the Adviser's interests and the Fund's interests arises, to have such conflict resolved by the Chief Compliance Officer or the Independent Board of Trustees. These policies further provide that no officer of the Fund or employee of the Adviser shall communicate with the media about the Fund without obtaining the advance consent of the Chief Executive Officer, Chief Operating Officer or General Counsel of the Adviser.

Under the foregoing policies, the Fund currently may disclose Portfolio Holdings Information in the circumstances outlined below. Disclosure generally may be either on a monthly or quarterly basis with no time lag in some cases and with a time lag of up to 60 days in other cases (with the exception of proxy voting services which require a regular download of data):

     (1) To regulatory authorities in response to requests for such information and with the approval of the Chief Compliance Officer of the Fund;

     (2) To mutual fund rating and statistical agencies and to persons performing similar functions where there is a legitimate business purpose for such disclosure and such entity has agreed to keep such data confidential;

     (3)  To  service  providers  of the  Fund,  which  are  necessary  for  the performance of their services to the Funds and to the Board of Trustees of the Fund; the Fund's current service providers are its administrator, transfer agent, Custodian, independent registered public accounting firm and counsel.

     (4) To firms providing proxy voting and other proxy services provided such entity has agreed to keep such data confidential;

     (5) To certain broker dealers, investment advisers and other financial intermediaries for purposes of their performing due diligence on the Fund and not for dissemination of this information to their clients or use of this information to conduct trading for their clients. Disclosure of Portfolio Holdings Information in these circumstances requires the party receiving the information to agree to keep such information confidential and is further subject to prior approval of the Chief Compliance Officer of the Fund and the relationship must be reported to the Board at the next quarterly meeting.

     (6) To consultants for purposes of performing analysis of the Fund which analysis (but not the Portfolio Holdings Information) may be used by the consultant with its clients or disseminated to the public provided that such consultant shall have agreed to keep such information confidential.

Under the Fund's policies described in item 2 above the following entities receive information about the portfolio holdings including information derived from the portfolio:

          (1) Lipper, Inc. receives information derived from the portfolio monthly, with a one (1) day lag, and

          (2) Investment Company Institute receives information derived from the portfolio monthly, with up to a ten (10) business day lag.

Disclosures made pursuant to a confidentiality agreement are subject to periodic confirmation by the Chief compliance officer of the Fund that the recipient has utilized such information solely in accordance with the terms of the agreement. Neither the Fund nor the Adviser, nor any of the Adviser's affiliates may accept on behalf of itself, its affiliates or the Fund any compensation or other consideration in connection with the disclosure of portfolio holdings of the Fund. The Trustees will review such arrangements annually with the Fund's Chief Compliance Officer.

                              TRUSTEES AND OFFICERS

Under Massachusetts law, the Fund's Board of Trustees is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Board also elects the Fund's officers. Information pertaining to the Trustees and executive officers of the Fund is set forth below.

                              TERM OF       NUMBER OF
                            OFFICE AND    FUNDS IN FUND
                             LENGTH OF       COMPLEX
   NAME, POSITION(S)           TIME        OVERSEEN BY            PRINCIPAL OCCUPATION(S)              OTHER DIRECTORSHIPS
   ADDRESS(1) AND AGE        SERVED(2)       TRUSTEE              DURING PAST FIVE YEARS                HELD BY TRUSTEE(3)
-----------------------   -------------   -------------   -----------------------------------   ----------------------------------

INTERESTED TRUSTEES(4):
-----------------------
MARIO J. GABELLI            Since 1986          24        Chairman of the Board, Chief          Director of Morgan Group Holdings,
Trustee and Chairman                                      Executive Officer of Gabelli Asset    Inc. (holding company)
Age: 62                                                   Management Inc. and Chief
                                                          Investment Officer - Value
                                                          Portfolios of Gabelli Funds, LLC
                                                          and GAMCO Investors, Inc.; Chairman
                                                          and Chief Executive Officer of
                                                          Lynch Interactive Corporation
                                                          (multimedia and services)

JOHN D. GABELLI             Since 1999          10        Senior Vice President of Gabelli &                    --
Trustee                                                   Company, Inc.; Director of Gabelli
Age: 61                                                   Advisers, Inc.

KARL OTTO POHL              Since 1992          35        Member of the Shareholder Committee   Director of Gabelli Asset
Trustee                                                   of Sal Oppenheim Jr. & Cie (private   Management, Inc. (investment
Age: 75                                                   investment bank); Former President    management); Chairman, InCentive
                                                          of the Deutsche Bundesbank and        Capital and InCentive Asset
                                                          Chairman of its Central Bank          Management (Zurich); Director at
                                                          Council (1980 - 1991)                 Sal Oppenheim Jr. & Cie, Zurich

                              TERM OF       NUMBER OF
                            OFFICE AND    FUNDS IN FUND
                             LENGTH OF       COMPLEX
   NAME, POSITION(S)           TIME        OVERSEEN BY            PRINCIPAL OCCUPATION(S)              OTHER DIRECTORSHIPS
   ADDRESS(1) AND AGE        SERVED(2)       TRUSTEE              DURING PAST FIVE YEARS                HELD BY TRUSTEE(3)
-----------------------   -------------   -------------   -----------------------------------   ----------------------------------

NON-INTERESTED TRUSTEES:
------------------------
ANTHONY J. COLAVITA         Since 1989          37        President and Attorney at Law in                     --
Trustee                                                   the law firm of Anthony J.
Age: 69                                                   Colavita, P.C.

JAMES P. CONN               Since 1992          14        Former Managing Director and Chief    Director of La Quinta Corp.
Trustee                                                   Investment Officer of Financial       (hotels) and First Republic Bank
Age: 67                                                   Security Assurance Holdings, Ltd.
                                                          (1992-1998) (insurance holding
                                                          company)

ANTHONY R. PUSTORINO        Since 1986          17        Certified Public Accountant;          Director of Lynch Corporation
Trustee                                                   Professor Emeritus, Pace University   (diversified manufacturing)
Age: 79

WERNER J. ROEDER, MD        Since 2001          26        Medical Director of Lawrence                         --
Trustee                                                   Hospital and practicing private
Age: 64                                                   physician

ANTHONIE C. VAN EKRIS       1986-1989           21        Managing Director of BALMAC           Director of Aurado Energy Inc.
Trustee                     Since 1992                    International, Inc. (commodities)      (oil and gas operations)
Age: 70

SALVATORE J. ZIZZA         1986 - 1996          25        Chairman, Hallmark Electrical         Director of Hollis Eden
Trustee                   2000- present                   Supplies Corp.                        Pharmaceuticals and Earl Scheib,
Age: 59                                                                                         Inc. (automotive services)

OFFICERS:

BRUCE N. ALPERT             Since 1988          --        Executive Vice President and Chief                   --
President and Treasurer                                   Operating Officer of Gabelli Funds,
Age: 53                                                   LLC since 1988 and an officer of
                                                          all mutual funds advised by Gabelli
                                                          Funds, LLC and its affiliates.
                                                          Director and President of Gabelli
                                                          Advisers, Inc.

JAMES E. MCKEE              Since 1995          --        Vice President, General Counsel and                  --
Secretary                                                 Secretary of Gabelli Asset
Age: 41                                                   Management, Inc. since 1999 and
                                                          GAMCO Investors, Inc. since 1993;
                                                          Secretary of all mutual funds
                                                          advised by Gabelli Advisers, Inc.
                                                          and Gabelli Funds, LLC

PETER D. GOLDSTEIN          Since 2004          --        Director of Regulatory Affairs at                    --
Chief Compliance Officer                                  Gabelli Asset Management Inc. since
Age:  52                                                  February 2004; Vice President of
                                                          Goldman Sachs Asset Management from
                                                          November 2000 through January 2004;
                                                          Deputy General Counsel at Gabelli
                                                          Asset Management Inc. from February
                                                          1998 through November 2000

(1)  Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

(2)  Each Trustee will hold office for an indefinite  term until the earliest of
     (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's By-Laws and Declaration of Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

(3) This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended, (i.e. public companies) or other investment companies registered under the 1940 Act.

(4)  "Interested  person"  of the  Fund as  defined  in the 1940  Act.  Mario J.
     Gabelli, John D. Gabelli, and Karl Otto Pohl are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser. Mario J. Gabelli and John D. Gabelli are brothers.

STANDING BOARD COMMITTEES


The Board of Trustees has established three standing committees in connection with their governance of the Fund - Audit, Nominating, and Proxy Voting. The Fund does not have a standing compensation committee.


The Fund's Audit Committee consists of two members: Messrs. Pustorino (Chairman) and Zizza, who are not "interested persons" of the Fund as defined in the 1940 Act. The Audit Committee operates pursuant to a Charter that was most recently reviewed and approved by the Board of Trustees of the Fund on February 25, 2004. As set forth in the Charter, the function of the Audit Committee is oversight; it is management's responsibility to maintain appropriate systems for accounting and internal control and it is the independent accountants' responsibility to plan and carry out an audit. The Audit Committee is generally responsible for reviewing and evaluating issues related to the accounting and financial reporting policies and practices of the Fund, its internal controls, and as appropriate, the internal controls of certain service providers, overseeing the quality and objectivity of the Fund's financial statements and the audit thereof and to act as a liaison between the Board of Trustees and the Fund's independent accountants. During the fiscal year ended December 31, 2004, the Audit Committee met twice.


The Fund's Nominating Committee consists of three members: Messrs. Colavita (Chairman), Roeder and Zizza, who are not "interested persons" of the Fund as defined in the 1940 Act. The Nominating Committee is responsible for selecting and recommending qualified candidates to the full Board in the event that a position is vacated or created. The Nominating Committee would consider, under procedures adopted by the Board, recommendations by shareholders if a vacancy were to exist. Such recommendations should be forwarded to the Secretary of the Fund. The Nominating Committee met once during the year ended December 31, 2004.


The Proxy Voting Committee consists of three members: Messrs. Pustorino (Chairman), Colavita, and Zizza, who are not "interested persons" as defined in the 1940 Act. Under certain circumstances and pursuant to specific procedures and guidelines, the Proxy Voting Committee will, in place of the Fund's Adviser, exercise complete control and discretion over the exercise of all rights to vote or consent with respect to certain securities owned by the Fund. The Proxy Voting Committee meets periodically on an as needed basis to consider such matters and did not meet during the year ended December 31, 2004.

TRUSTEE OWNERSHIP OF FUND SHARES

Set forth in the table below is the dollar range of equity securities in the Fund and the aggregate dollar range of equity securities in the Fund complex beneficially owned by each Trustee.


                           DOLLAR RANGE OF EQUITY   AGGREGATE DOLLAR RANGE
                              SECURITIES HELD        OF EQUITY SECURITIES
     NAME OF TRUSTEE            IN THE FUND          HELD IN FUND COMPLEX
     ---------------       ----------------------   ----------------------
INTERESTED TRUSTEES:

Mario J. Gabelli                     E                            E

John D. Gabelli                      C                            E

Karl Otto Pohl                       A                            A

NON-INTERESTED TRUSTEES:

Anthony J. Colavita**                D                            E

James P. Conn                        E                            E

Anthony R. Pustorino**               D                            E

Werner J. Roeder, MD                 A                            E

Anthonie C. van Ekris**              E                            E

Salvatore J. Zizza                   E                            E

----------
*    KEY TO DOLLAR RANGES- INFORMATION AS OF DECEMBER 31, 2004

A.   None

B.   $1 - $10,000

C.   $10,001 - $50,000

D.   $50,001 - $100,000

E.   Over $100,000

** Mr. Colavita and Mr. Pustorino each beneficially own less than 1% of the common stock of Lynch Corporation, each having a value of $14,500 as of December 31, 2004. Mr. van Ekris beneficially owns less than 1% of the common stock of (i) Lynch Corporation having a value of $17,500 as of December 31, 2004 and (ii) Lynch Interactive Corporation having a value of $76,800 as of December 31, 2004. Lynch Corporation and Lynch Interactive Corporation may be deemed to be controlled by Mario J. Gabelli and in that event would be deemed to be under common control with the Fund's Adviser.

All investors are permitted to buy Class AAA Shares, which do not have any sales load but are subject to a Rule 12b-1 plan that pays the Fund's Distributor 0.25% per year of average net assets for distribution and/or shareholder servicing. The Fund commenced offering Class I Shares on June 30, 2004, which are available to certain institutional investors with a minimum initial investment of $500,000.


TRUSTEE AND OFFICER COMPENSATION

No director, officer or employee of Gabelli & Company, Inc. ("Gabelli & Company" or the "Distributor"), the Adviser or an affiliated company receives any compensation from the Fund for serving as an officer or Trustee of the Fund. The Fund pays each of its Trustees who is not a director, officer or employee of the Adviser or any of their affiliates $6,000 per annum plus $500 per meeting attended in person or by telephone and reimburses each Trustee for related travel and out-of-pocket expenses. The Fund also pays each Trustee serving as a member of the Audit, Proxy or Nominating Committees a fee of $500 per committee meeting and the Chairman of each committee receives $1,000 per annum.

The following table sets forth other information certain information regarding the compensation of the Fund's Trustees. No executive officer or person affiliated with the Fund received compensation in excess of $60,000 from the Fund for the fiscal year ended December 31, 2004.

                               COMPENSATION TABLE

              Aggregate Compensation from Registrant (Fiscal Year)


-----------------------------------------------------------------------------
                                                         TOTAL COMPENSATION
                              AGGREGATE COMPENSATION   FROM THE FUND AND FUND
NAME OF PERSON AND POSITION       FROM THE FUND               COMPLEX*
-----------------------------------------------------------------------------
Mario J. Gabelli
Trustee                              $     0                  $      0 (24)
-----------------------------------------------------------------------------
Anthony J. Colavita
Trustee                              $10,000                  $216,835 (36)
-----------------------------------------------------------------------------
James P. Conn
Trustee                              $ 8,500                  $ 83,210 (13)
-----------------------------------------------------------------------------
John D. Gabelli
Trustee                              $     0                  $      0 (10)
-----------------------------------------------------------------------------
Karl Otto Pohl
Trustee                              $     0                  $  5,085 (34)
-----------------------------------------------------------------------------
Anthony R. Pustorino
Trustee                              $11,500                  $150,000 (17)
-----------------------------------------------------------------------------
Werner J. Roeder, MD
Trustee                              $ 8,500                  $109,750 (26)
-----------------------------------------------------------------------------
Anthonie C. van Ekris
Trustee                              $ 8,500                  $103,375 (20)
-----------------------------------------------------------------------------
Salvatore J. Zizza
Trustee                              $10,000                  $137,179 (24)
-----------------------------------------------------------------------------


----------
* Represents the total compensation paid to such persons for the calendar year ended December 31, 2004. The parenthetical number represents the number of investment companies (including the Fund) or portfolios thereof from which such person receives compensation and which are considered part of the same "fund complex" as the Fund because they have common or affiliated investment advisers.


CODE OF ETHICS

The Fund, its Adviser and principal underwriter have adopted a code of ethics (the "Code of Ethics") under Rule 17j-1 of the 1940 Act. The Code of Ethics permits personnel, subject to the Code of Ethics and its restrictive provisions, to invest in securities, including securities that may be purchased or held by the Fund.


PROXY VOTING POLICIES

The Fund has delegated the voting of portfolio securities to Gabelli Funds, LLC in its capacity as the Fund's investment adviser. The Adviser has adopted proxy voting policies and procedures (the "Proxy Voting Policy") for the voting of proxies on behalf of client accounts for which the Adviser has voting discretion, including the Fund. Under the Proxy Voting Policy, securities held by the Fundin the best interests of the Fund.

Normally, the Adviser exercises proxy voting discretion on particular types of proposals in accordance with guidelines (the "Proxy Guidelines") set forth in the Proxy Voting Policy. The Proxy Guidelines address, for example, proposals to elect the board of directors, to classify the board of directors, to select auditors, to issue blank check preferred stock, to use confidential ballots, to eliminate cumulative voting, to require shareholder ratification of poison pills, to support fair price provisions, to require a supermajority shareholder vote for charter or bylaw amendments, to provide for director and officer indemnification and liability protection, to increase the number of authorized shares of common stock, to allow greenmail, to limit shareholders' rights to call special meetings, to consider non-financial effects of a merger, to limit shareholders' right to act by written consent, to approve executive and director compensation plans (including golden parachutes), to limit executive and director pay, to approve stock option plans, to opt in or out of state takeover statutes and to approve mergers, acquisitions, corporate restructuring, spin-offs, buyouts, assets sales or liquidations.


A Proxy Committee comprised of senior representatives of the Adviser and its affiliated investment advisers has the responsibility for the content, interpretation and application of the Proxy Guidelines. In general, the Director of Proxy Voting Services, using the Proxy Guidelines, recommendations of Institutional Shareholder Corporate Governance Service ("ISS"), other third-party services and the analysts of Gabelli & Company, Inc., will determine how to vote on each issue. For non-controversial matters, the Director of Proxy Voting Services may vote the proxy if the vote is (1) consistent with the recommendations of the issuer's board of directors and not contrary to the Proxy Guidelines; (2) consistent with the recommendations of the issuer's board of directors and is a non-controversial issue not covered by the Proxy Guidelines; or (3) the vote is contrary to the recommendations of the issuer's board of directors but is consistent with the Proxy Guidelines.

All matters identified by the Chairman of the Committee, the Director of Proxy Voting Services or the Adviser's Legal Department as controversial, taking into account the recommendations of ISS or other third party services and the analysts of Gabelli & Company, Inc., will be presented to the Proxy Committee. If the Chairman of the Committee, the Director of Proxy Voting Services or the Adviser's Legal Department has identified the matter as one that (1) is controversial; (2) would benefit from deliberation by the Proxy Committee; or
(3) may give rise to a conflict of interest between the Adviser and its clients, the Chairman of the Committee will initially determine what vote to recommend that the Adviser should cast and the matter will go before the Committee.

For matters submitted to the Committee, each member of the Committee will receive, prior to the meeting, a copy of the proxy statement, any relevant third party research, a summary of any views provided by the Chief Investment Officer and any recommendations by Gabelli & Company, Inc. analysts. The Chief Investment Officer or the Gabelli & Company, Inc. analysts may be invited to present their viewpoints. If the Adviser's Legal Department believes that the matter before the Committee is one with respect to which a conflict of interest may exist between the Adviser and its clients, legal counsel will provide an opinion to the Committee concerning the conflict. If legal counsel advises that the matter is one in which the interests of the clients of the Adviser may diverge, the Committee may make different recommendations as to different clients. For any matters where the recommendation may trigger appraisal rights, counsel will advise concerning the likely risks and merits of such an appraisal action.


Where a proxy proposal raises a material conflict between the interests of the Fund shareholders on the one hand, and those of the Fund's Adviser or principal underwriter on the other hand, the conflict will be brought to the Proxy
Committee to determine a resolution. The Proxy Committee may determine to resolve any such conflict itself, may ask the independent Trustees of the Fund, which would potentially include the Board's Proxy Voting Committee, to vote the proxies or may delegate the voting of such proxies to an independent person.

Each matter submitted to the Committee will be determined by the vote of a majority of the members present at the meeting. Should the vote concerning one or more recommendations be tied in a vote of the Committee, the Chairman of the Committee will break the tie. The Committee will notify the proxy department of its decisions and the proxies will be voted accordingly.

The Fund will be required to file new Form N-PX with the Fund's complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year, commencing August 31, 2004. This filing for each Fund will be available without charge, upon request, by calling toll-free (800) 422-3554 and on the SEC's website at www.sec.gov.

                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of April 5, 2005, the following persons were known to own of record or beneficially 5% or more of the Fund's outstanding shares:


NAME AND ADDRESS                             % OF CLASS   NATURE OF OWNERSHIP
----------------                             ----------   -------------------
Class AAA   Charles Schwab & Co. Inc.           18.40%         Record
            Special Custody Acct FBO
            Exclusive Benefit of Customers
            Attn:  Mutual Funds
            101 Montgomery Street
            San Francisco, CA 94104-4122

            National Financial Serv. Corp.       9.04%         Record
            For the Exclusive Benefit of
               Our Customers
            One World Financial Center
            200 Liberty St.
            New York, NY 10281-5503

Class A     Legg Mason Wood Walker, Inc.        19.37%         Record
            Baltimore, MD 21202

            Dean Witter for the Benefit of       9.23%         Record
            Roseanne Petit TTEE
            New York, NY 10008

            Legg Mason Wood Walker, Inc.        10.22%         Record
            Baltimore, MD 21202

            First Clearing, LLC                  5.36%         Record
            Agnes Q. Bering
            Glen Allen, VA 23060-9243

Class B     Gabelli Asset Management Inc.      100.00%         Record
            Rye, NY 10580-1485

Class C     Primevest Financial Services         5.39%         Record
            Boyd Snow
            St. Cloud, MN 56302-0283

            Dean Witter for the Benefit of      11.04%         Record
            Judith L. Smith
            New York, NY 10008-0250

            Piper Jaffray & Co.                 10.21%         Record
            Minneapolis, MN 55402-7000

            Piper Jaffray & Co.                 20.18%         Record
            Minneapolis, MN 55402-7000

            First Clearing, LLC                  9.65%         Record
            Gerald A. Hamelburg TTEE
            Glen Allen, VA 23060-9243

As of April 5, 2005, as a group, the Trustees and officers of the Fund owned less than 1% of the outstanding shares of common stock of the Fund.


                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER


The Adviser is a New York limited liability company which serves as an investment adviser to 15 open-end investment companies, and 6 closed-end investment companies with aggregate assets in excess of $12.9 billion as of December 31, 2004. The Adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Mr. Mario J. Gabelli may be deemed a "controlling person" of the Adviser on the basis of his controlling interest in Gabelli Asset Management Inc. ("GBL") the parent company of the Adviser. The Adviser has several affiliates that provide investment advisory services: GAMCO Investors, Inc. ("GAMCO") acts as investment adviser for individuals, pension trusts, profit-sharing trusts and endowments, and had assets under management of approximately $13.6 billion as of December 31, 2004; Gabelli Advisers, Inc. acts as investment adviser to the Westwood Funds with assets under management of approximately $424 million as of December 31, 2004; Gabelli Securities, Inc. acts as investment adviser to certain alternative investments products, consisting primarily of risk arbitrage and merchant banking limited partnerships and offshore companies, with assets under management of approximately $814 million as of December 31, 2004; and Gabelli Fixed Income LLC acts as investment adviser for the 3 active portfolios of The Treasurer's Fund, Inc. and separate accounts having assets under management of approximately $905 million as of December 31, 2004. Each of the foregoing companies is a subsidiary of GBL.


Affiliates of the Adviser may, in the ordinary course of their business, acquire for their own account or for the accounts of their advisory clients, significant (and possibly controlling) positions in the securities of companies that may also be suitable for investment by the Fund. The securities in which the Fund might invest may thereby be limited to some extent. For instance, many companies in the past several years have adopted so-called poison pill or other defensive measures designed to discourage or prevent the completion of non-negotiated offers for control of the company. Such defensive measures may have the effect of limiting the shares of the company which might otherwise be acquired by the Fund if the affiliates of the Adviser or their advisory accounts have or acquire a significant position in the same securities. However, the Adviser does not believe that the investment activities of its affiliates will have a material adverse effect upon the Fund in seeking to achieve its investment objectives. Securities purchased or sold pursuant to contemporaneous orders entered on behalf of the investment company accounts of the Adviser or the advisory accounts managed by its affiliates for their unaffiliated clients are allocated pursuant to principles believed to be fair and not disadvantageous to any such accounts. In addition, all such orders are accorded priority of execution over orders entered on behalf of accounts in which the Adviser or its affiliates have a substantial pecuniary interest. The Adviser may on occasion give advice or take action with respect to other clients that differs from the actions taken with respect to the Fund. The Fund may invest in the securities of companies which are investment management clients of GAMCO. In addition, portfolio companies or their officers or directors may be minority shareholders of the Adviser or its affiliates.

The Adviser currently serves as an investment adviser to the Fund pursuant to an Amended and Restated Investment Advisory Contract (the "Contract"), which was approved by the sole shareholder of the Fund on May 11, 1992. Pursuant to the Contract, the Adviser furnishes a continuous investment program for the Fund's portfolio, makes the day-to-day investment decisions for the Fund, arranges the portfolio transactions of the Fund and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of Trustees of the Fund.

The Contract was most recently approved by the Trustees, including a majority of the Trustees who are not parties to the contract or "interested persons" (as such term is defined in the 1940 Act) of any party thereto on February 16, 2005. At that meeting, the Board of Trustees reviewed the written and oral presentations provided by the Adviser in connection with the Trustees' consideration of the Contract. The Trustees also reviewed their responsibilities under applicable law. The Trustees considered, in particular, the level of the Fund's contractual advisory fee rate and the actual total expense ratio borne by the Fund and compared the information on these matters to similar information for other unrelated mutual funds of a comparable size and investment program. The Board also reviewed the profitability of the Contract to the Adviser, additional revenues to the Adviser's affiliates from the Fund's distribution plan, sales loads, and from portfolio trading commissions, the Fund's absolute and comparative investment performance and the nature and quality of the services provided to the Fund by the Adviser and its affiliates. The independent Trustees met separately to discuss this information. Based on their consideration of all of the above factors, the independent Trustees recommended to the full board, and each of the Trustees present at the meeting determined, to renew the Contract. In the course of arriving at such determination the independent Trustees relied in particular on the comparative investment performance of the Fund over time, the experience of the Fund's portfolio manager and the level of services provided by the Adviser.

Under the Contract, the Adviser also (i) provides the Fund with the services of persons competent to perform such supervisory, administrative, and clerical functions as are necessary to provide effective administration of the Fund, including maintaining certain books and records and overseeing the activities of the Fund's Custodian and Transfer Agent; (ii) oversees the performance of administrative and professional services to the Fund by others, including the Fund's Sub-Administrator, and the Fund's Custodian, Transfer Agent and Dividend Disbursing Agent, as well as accounting, auditing and other services performed for the Fund; (iii) provides the Fund with adequate office space and facilities;
(iv) supervises preparation of, but does not pay for, the periodic updating of the Fund's registration statement, Prospectuses and SAI, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, the Fund's tax returns, and reports to the Fund's shareholders and the SEC; (v) supervises, but does not pay for, the calculation of net asset value of shares in the Fund; (vi)
prepares, but does not pay for, all filings under the securities or "Blue Sky" laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Fund and/or its shares under such laws; and (vii) prepares notices and agendas for meetings of the Fund's Board of Trustees and minutes of such meetings in all matters required by applicable law to be acted upon by the Board.


The cost of calculating the Fund's net asset value is an expense payable by the Fund pursuant to the Contract. To the extent that a portion of the sub-administration fee is used to pay for personnel and equipment related to calculating the net asset value, the Fund will reimburse the Adviser for such expense up to $45,000. During the fiscal year ended December 31, 2004, the Fund reimbursed the Adviser $3,400 in connection with the cost of computing the Fund's net asset value.


The Contract provides that absent willful misfeasance, bad faith, gross negligence or reckless disregard of its duty, the Adviser and its employees, officers, directors and controlling persons are not liable to the Fund or any of its investors for any act or omission by the Adviser or for any error of judgment or for losses sustained by the Fund. However, the Contract provides that the Fund is not waiving any rights it may have with respect to any violation of law which cannot be waived. The Contract also provides indemnification for the Adviser and each of these persons for any conduct for which they are not liable to the Fund. The Contract in no way restricts the Adviser from acting as adviser to others. The Fund has agreed by the terms of the Contract that the word "Gabelli" in its name is derived from the name of the Adviser which in turn is derived from the name of Mario J. Gabelli; that such name is the property of the Adviser for copyright and/or other purposes; and that, therefore, such name may freely be used by the Adviser for other investment companies, entities or products. The Fund has further agreed that in the event that for any reason, the Adviser ceases to be its investment adviser, the Fund will, unless the Adviser otherwise consents in writing, promptly take all steps necessary to change its name to one which does not include "Gabelli".

By its terms, the Contract will remain in effect from year to year, provided each such annual continuance is specifically approved by the Fund's Board of Trustees or by a "majority" (as defined in the 1940 Act) vote of its shareholders and, in either case, by a majority vote of the Trustees who are not parties to the Contract or interested persons of any such party, cast in person at a meeting called specifically for the purpose of voting on the Contract. The Contract is terminable without penalty by the Fund on sixty days written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of its Board of Trustees, or by the Adviser on sixty days' written notice, and will automatically terminate in the event of its "assignment" as defined by the 1940 Act.


As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the Fund's average daily net assets, payable out of the Fund's net assets and allocable to each class on the basis of the assets attributable to such class. For the fiscal years ended December 31, 2002, December 31, 2003, and December 31, 2004 the Fund paid investment advisory fees to the Adviser amounting to $17,565,893, $16,682,239 and $20,317,306, respectively.


PORTFOLIO MANAGER INFORMATION

OTHER ACCOUNTS MANAGED


The information below provides summary information regarding other accounts for which the portfolio manager is primarily responsible for the day-to-day management during the fiscal year ended December 31, 2004.

                                                          # of Accounts   Total Assets
                                       Total               Managed with       with
     Name of                           # of                Advisory Fee   Advisory Fee
    Portfolio          Type of       Accounts    Total       Based on       Based on
     Manager           Accounts       Managed    Assets    Performance     Performance
----------------   ---------------   --------   -------   -------------   ------------
Mario J. Gabelli   Registered            24     $ 10.5B*         0          $912.5M*
                   Investment
                   Companies:            14     $707.7M*        14          $707.7M*
                   Other Pooled
                   Investment          1747     $  9.9B          3          $  1.2B
                   Vehicles:
                   Other Accounts:

*Represents the portion of assets for which the portfolio manager has primary responsibility in the accounts indicated. The accounts indicated may contain additional assets under the primary responsibility of other portfolio managers.

POTENTIAL CONFLICTS OF INTEREST

Actual or apparent conflicts of interest may arise when the portfolio manager also has day-to-day management responsibilities with respect to one or more other accounts. These potential conflicts include:

ALLOCATION OF LIMITED TIME AND ATTENTION. Because the portfolio manager manages many accounts, he may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as if he were to devote substantially more attention to the management of only a few accounts.


ALLOCATION OF LIMITED INVESTMENT OPPORTUNITIES. If the portfolio manager identifies an investment opportunity that may be suitable for multiple accounts, the Fund may not be able to take full advantage of that opportunity because the opportunity may need to be allocated among all or many of these accounts or other accounts managed primarily by other portfolio managers of the Adviser and its affiliates.


PURSUIT OF DIFFERING STRATEGIES. At times, the portfolio manager may determine that an investment opportunity may be appropriate for only some of the accounts for which he exercises investment responsibility, or may decide that certain of these accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may execute differing or opposite transactions for one or more accounts which may affect the market price of the security or the execution of the transactions, or both, to the detriment of one or more of his accounts.

SELECTION OF BROKER/DEALERS. Because the portfolio manager's position with the Fund's Distributor and his indirect majority ownership interest in the
Distributor, he may have an incentive to use the Distributor to execute portfolio transactions for the Fund even if using the Distributor is not in the best interest of the Fund.

VARIATION IN COMPENSATION. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the accounts that he manages. If the structure of the Adviser's management fee or the portfolio manager's compensation differs among accounts

(such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager may be motivated to favor certain funds or accounts over others. The portfolio manager also may be motivated to favor funds or accounts in which he has an investment interest, or in which the Adviser or its affiliates have investment interests. In Mr. Gabelli's case, the Adviser's compensation (and expenses) for the Fund are marginally greater as a percentage of assets than for certain other accounts and are less than for certain other accounts managed by Mr. Gabelli, while his personal compensation structure varies with near-term performance to a greater degree in certain performance fee based accounts than with non-performance based accounts. In addition, he has investment interests in several of the funds managed by the Adviser and its affiliates.

The Adviser and the Fund have adopted compliance policies and procedures that are designed to address the various conflicts of interest that may arise for the Adviser and its staff members. However, there is no guarantee that such policies and procedures will be able to detect and address every situation in which an actual or potential conflict may arise.

COMPENSATION STRUCTURE

Mr. Gabelli receives incentive-based variable compensation based on a percentage of net revenues received by the Adviser for managing the Fund. Net revenues are determined by deducting from gross investment management fees the firm's expenses (other than Mr. Gabelli's compensation) allocable to the Fund. Additionally, he receives similar incentive-based variable compensation for managing other accounts within the firm. This method of compensation is based on the premise that superior long-term performance in managing a portfolio should be rewarded with higher compensation as a result of growth of assets through appreciation and net investment activity. One of the other registered investment companies managed by Mr. Gabelli has a performance (fulcrum) fee arrangement for which his compensation is adjusted up or down based on the performance of the investment company relative to an index. Five closed-end registered investment companies managed by Mr. Gabelli have arrangements whereby the Adviser will only receive its investment advisory fee attributable to the liquidation value of outstanding preferred stock (and Mr. Gabelli would only receive his percentage of such advisory fee) if certain performance levels are met. Mr. Gabelli manages other accounts with performance fees. Compensation for managing these accounts has two components. One component of the fee is based on a percentage of net revenues received by the Adviser for managing the account. The second component is based on absolute performance of the account, with respect to which a percentage of such performance fee is paid to Mr. Gabelli. As an executive officer of the Adviser's parent company, Gabelli Asset Management Inc., Mr. Gabelli also receives ten percent of the net operating profits of the parent company. Mr. Gabelli receives no base salary, no annual bonus and no stock options.

OWNERSHIP OF SHARES IN THE FUND

Set forth in the table below is the dollar range of equity securities in the Fund beneficially owned by the Fund's portfolio manager:

                   DOLLAR RANGE OF EQUITY
                       SECURITIES HELD
      NAME              IN THE FUND*
----------------   ----------------------
Mario J. Gabelli              G

----------
*    KEY TO DOLLAR RANGES- INFORMATION AS OF DECEMBER 31, 2004

A.   None

B.   $1 - $10,000

C.   $10,001 - $50,000

D.   $50,001 - $100,000

E.   $100,001 - $500,000

F.   $500,001 - $1,000,000

G.   over $1,000,000

SUB-ADMINISTRATOR

The Adviser has entered into a Sub-Administration Agreement (the "Sub-Administration Agreement") with PFPC Inc. (the "Sub-Administrator"), which is located at 760 Moore Road, King of Prussia, Pennsylvania 19406. Under the Sub-Administration Agreement, the Sub-Administrator (a) assists in supervising all aspects of the Fund's operations except those performed by the Adviser under its advisory agreement with the Fund; (b) supplies the Fund with office facilities (which may be in the Sub-Administrator's own offices), statistical and research data, data processing services, clerical, accounting and bookkeeping services, including, but not limited to, the calculation of the net asset value of shares in the Fund, internal auditing and regulatory administration services, internal executive and administrative services, and stationery and office supplies; (c) prepares and distributes materials for all Fund Board of Trustees Meetings including the mailing of all Board materials and collates the same materials into the Board books and assists in the drafting of minutes of the Board Meetings; (d) prepares reports to Fund shareholders, tax returns and reports to and filings with the SEC and state "Blue Sky" authorities; (e) calculates the Fund's net asset value per share and provides any equipment or services necessary for the purpose of pricing shares or valuing the Fund's investment portfolio; (f) provides compliance testing of all Fund activities against applicable requirements of the 1940 Act and the rules thereunder, the Internal Revenue Code of 1986, as amended (the "Code"), and the Fund's investment restrictions; (g) furnishes to the Adviser such statistical and other factual information and information regarding economic factors and trends as the Adviser from time to time may require; and (h) generally provides all administrative services that may be required for the ongoing operation of the Fund in a manner consistent with the requirements of the 1940 Act.

For the services it provides, the Advisor pays the Sub-Administrator an annual fee based on the value of the aggregate average daily net assets of all funds under its administration managed by the Adviser as follows: up to $10 billion - ..0275%; $10 billion to $15 billion - .0125%; over $15 billion - 0.01%.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110 is the Custodian for the Fund's cash and securities. Boston Financial Data Services, Inc. ("BFDS"), an affiliate of State Street located at the BFDS Building, 66 Brooks Drive, Braintree, Massachusetts 02184, performs the services of transfer agent and dividend disbursing agent for the Fund. Neither BFDS nor State Street assists in or is responsible for investment decisions involving assets of the Fund.

COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP, Four Times Square, New York, New York 10036, serves as the Fund's legal counsel.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017, independent registered public accounting firm, has been selected to audit the Fund's annual financial statements.

DISTRIBUTOR

To implement the Fund's Rule 12b-1 Plan, the Fund has entered into a Distribution Agreement with Gabelli & Company, Inc. (the "Distributor"), a New York corporation which is an indirect majority owned subsidiary of Gabelli Asset Management Inc., having principal offices located at One Corporate Center, Rye, New York 10580-1422. The Distributor acts as agent of the Fund for the continuous offering of its shares on a best efforts basis.

No underwriting commissions or redemption compensation were received for the fiscal years ended December 31, 2002 and 2003 by Gabelli & Company, Inc. Set forth in the table below is the amount of commissions and other compensation received by the Distributor during the fiscal year ended December 31, 2004.



NET UNDERWRITING     COMPENSATION
  DISCOUNTS AND     ON REDEMPTIONS    BROKERAGE        OTHER
   COMMISSIONS     AND REPURCHASES   COMMISSIONS   COMPENSATION
----------------   ---------------   -----------   ------------
     $1,303              $300          $336,270         $--


                               DISTRIBUTION PLANS

The Fund has adopted separate distribution and service plans (each a "Plan" and collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act on behalf of each of the Class AAA, Class A, Class B and Class C Shares. Payments may be made by the Fund under each Plan for the purpose of financing any activity primarily intended to result in the sales of shares of the class to which such Plan relates as determined by the Board of Trustees. Such activities typically include advertising, compensation for sales and marketing activities of the Distributor and other banks, broker-dealers and service providers; shareholder account servicing; production and dissemination of prospectus and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which the Fund may finance without a distribution plan, the Fund may also make payments to finance such activity outside of the Plans and not be subject to its limitations. Payments under the Plans are not dependent on distribution expenses actually incurred by the Distributor. The Plans compensate the Distributor regardless of expense and accordingly a portion of payments by the Fund may be used indirectly to finance distribution activities on behalf of other Gabelli funds, and a portion of the payments by such other funds may be used to finance distribution activities on behalf of the Fund. The Plans are intended to benefit the Fund by increasing its assets and thereby reducing the Fund's expense ratio.

Under its terms, each Plan remains in effect so long as its continuance is specifically approved at least annually by vote of the Fund's Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Fund ("Independent Trustees"). No Plan may be amended to materially increase the amount to be spent for services provided by the Distributor thereunder without shareholder approval, and all material amendments of any Plan must also be approved by the Trustees in the manner described above. Each Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act). Under each Plan, the Distributor will provide the Trustees periodic reports of amounts expended under each Plan and the purpose for which such expenditures were made.


For the fiscal year ended December 31, 2004, the Fund incurred distribution costs for Class AAA Shares, Class A Shares, Class B Shares and Class C Shares of $5,079,989 to the Distributor. The Plans compensate the Distributor regardless of its expense. For the fiscal year ended December 31, 2004, the Distributor identified expenditures for the Fund of approximately $27,500 for advertising and promotion, $56,300 for printing, postage and stationary, $22,600 for overhead support expenses, $576,500 for salaries of personnel of the Distributor and $2,123,600 for third party servicing fees. Due to the possible continuing nature of Rule 12b-1 payments, long-term investors may pay more than the economic equivalent of the maximum front-end sales charge permitted by NASD, Inc.


The amounts included in the previous paragraph as third party servicing fees include amounts paid to the providers of various programs that make shares available to their customers. Subject to tax limitations and approvals by the Board of Trustees the Fund also makes payments to the providers of these programs, out of its assets other than 12b-1 payments, in amounts not greater than savings of expenses the Fund would incur in maintaining shareholder accounts for those who invest in the Fund directly rather than through these programs. The Adviser and its affiliates may also pay for all or a portion of these program's charges out of their financial resources other than 12b-1 fees.

Class A Shares, Class B Shares and Class C Shares were first offered to the public on December 31, 2003.

No Independent Trustee of the Fund had a direct or indirect financial interest in the operation of the Plan or related agreements. Those interested persons who beneficially own stock in affiliates of the Adviser or the Distributor or are employed by the Gabelli companies may be deemed to have an indirect financial interest.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE


Under the Contract, the Adviser is authorized on behalf of the Fund to employ brokers to effect the purchase or sale of portfolio securities with the objective of obtaining prompt, efficient and reliable execution and clearance of such transactions at the most favorable price obtainable ("best execution") at reasonable expense. The Adviser is permitted to (1) direct Fund portfolio brokerage to Gabelli & Company, a broker-dealer affiliate of the Adviser; and
(2) pay commissions to brokers other than Gabelli & Company which are higher than might be charged by another qualified broker to obtain brokerage and/or research services considered by the Adviser to be useful or desirable for its investment management of the Fund and/or other advisory accounts under the management of the Adviser and any investment adviser affiliated with it. The Adviser does not consider the sales of shares of the Fund by brokers, including Gabelli & Company, as a factor in its selection of brokers for the Fund or other investment funds managed by the Adviser and its affiliates portfolio transactions and has adopted policies and procedures to prevent any such transactions on that basis.


Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions, which may vary among different brokers. Transactions in securities other than those for which a securities exchange is the principal market are generally executed through the principal market maker. However, such transactions may be effected through a brokerage firm and a commission paid whenever it appears that the broker can obtain a price that is at least as favorable taking into account its commission. In general, there may be no stated commission in the case of securities traded on the over-the-counter markets, but the prices of those securities may include undisclosed commissions or markups. Option transactions will usually be effected through a broker and a commission will be charged. The Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation generally referred to as a concession or discount.


The policy of the Fund regarding purchases and sales of securities and options for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient execution of transactions. In seeking to implement the Fund's policies, the Adviser effects transactions with those brokers and dealers who the Adviser believes can obtain the most favorable prices and are capable of providing efficient executions. If the Adviser believes such price and execution are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Adviser of the type described in Section 28(e) of the Exchange Act of 1934. In doing so, the Fund may also pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investments; wire services; and appraisals or evaluations of potential and existing investments.

Research services furnished by broker or dealers through which the Fund effect securities transactions are used by the Adviser and its advisory affiliates in carrying out their responsibilities with respect to all of their accounts over which they exercise investment discretion. Such investment information may be useful only to one or more of such other accounts. The purpose of this sharing of research information is to avoid duplicative charges for research provided by brokers and dealers. Neither the Fund nor the Adviser has any agreement or legally binding understanding with any broker or dealer regarding any specific amount of brokerage commissions which will be paid in recognition of such services. However, in determining the amount of portfolio commissions directed to such brokers or dealers, the Adviser does consider the level of services provided and, based on such determinations, has allocated brokerage commissions of $101,349 on portfolio transactions in the principal amount of $38,771,374 during 2004. The average commission on these transactions was $0.0332 per share.


The Adviser may also place orders for the purchase or sale of portfolio securities with the Distributor when it appears that, as an introducing broker or otherwise, the Distributor can obtain a price, execution and commission which is at least as favorable as that obtainable by other qualified brokers and at a commission rate at least as favorable as it provides to its best customers for similar transactions.


As required by Rule 17e-1 under the 1940 Act, the Board of Trustees has adopted policies which provide that the commissions paid to the Distributor on brokerage transactions may not exceed those which would have been charged by another qualified broker or member firm able to effect the same or a comparable transaction at an equally favorable price or those the Distributor charges its most favored customers on similar transactions. Rule 17e-1 and the policies contain requirements that the Board, including its independent Trustees, conduct periodic compliance reviews of such brokerage allocations and review such schedule at least quarterly for continuing compliance with the foregoing standard. The Adviser and the Distributor are also required to furnish reports and maintain records in connection with such reviews.


To obtain the best execution of portfolio trades on the New York Stock Exchange ("NYSE"), the Distributor controls and monitors the execution of such transactions on the floor of the NYSE through independent "floor brokers" or through the Designated Order Turnaround ("DOT") System of the NYSE. Such transactions are then cleared, confirmed to the Fund for the account of the Distributor, and settled directly with the Custodian of the Funds by a clearing house member firm which remits the commission less its clearing charges to the Distributor. The Distributor may also effect Fund portfolio transactions in the same manner and pursuant to the same arrangements on other national securities exchanges which adopt direct access rules similar to those of the NYSE.


The following table sets forth certain information regarding the Fund's payment of brokerage commissions for the past three fiscal years:



                                                 Year Ended    Commissions
                                                December 31,      Paid
                                                ------------   -----------
Total Brokerage Commissions                         2002         $774,250
                                                    2003         $569,030
                                                    2004         $510,463

Commission paid to Gabelli & Company                2002         $606,606
                                                    2003         $384,352
                                                    2004         $336,270

% of Total Brokerage Commissions paid               2004             65.9%
   to Gabelli & Company

% of Total Transactions involving Commissions       2004             70.6%
  paid to Gabelli & Company

The Fund's total commissions declined over the past two years primarily because the overall volume of portfolio transactions and the Fund's portfolio turnover decreased.

During the fiscal year ended December 31, 2004, the fund acquired securities of State Street Corp., a regular broker dealer, as defined in Rule 10b-1 under the 1940 Act. At December 31, 2004, the Fund owned an amount of securities of State Street Corp. with an approximate aggregate market value of $4,175,200.


                              REDEMPTION OF SHARES

Payment of the redemption price for shares redeemed may be made either in cash or in portfolio securities (selected at the discretion of the Board of Trustees of the Fund and taken at their value used in determining the Fund's net asset value per share as described under "Computation of Net Asset Value"), or partly in cash and partly in portfolio securities. However, payments will be made wholly in cash unless the shareholder has redeemed more than $250,000 over the preceding three months and the Adviser believes that economic conditions exist which would make payments in cash detrimental to the best interests of the Fund. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to cash. The Fund will not distribute in-kind portfolio securities that are not readily marketable.

Cancellation of purchase orders for Fund shares (as, for example, when checks submitted to purchase shares are returned unpaid) causes a loss to be incurred when the net asset value of the Fund shares on the date of cancellation is less than on the original date of purchase. The investor is responsible for such loss, and the Fund may reimburse itself or the Distributor for such loss by automatically redeeming shares from any account registered at any time in that shareholder's name, or by seeking other redress. If the Fund is unable to recover any loss to itself, it is the position of the SEC that the Distributor will be immediately obligated to make the Fund whole.

                        DETERMINATION OF NET ASSET VALUE


Net Asset Value ("NAV") is calculated separately for each class of the Fund. The NAV of Class B and Class C shares of the Fund will generally be lower than the NAV of Class A and Class I shares, as a result of the higher service and distribution-related fees to which Class B and Class C shares are subject. It is expected, however, that the NAV per share of each class will tend to converge immediately after the recording of dividends, if any, which will differ by approximately the amount of the distribution and/or service fee expense accrual differential among the classes.

For purposes of determining the Fund's NAV per share, portfolio securities listed or traded on a nationally recognized securities exchange or traded in an over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices, or, if there were no asked prices quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees so determines, by such other method as the Board of Trustees shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines such does not reflect fair value, in which case these securities will be valued at their fair value as determined by the Board of Trustees. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. The Fund may obtain valuations on the basis of prices provided by a pricing service approved by the Board of Trustees.

All other investment assets, including restricted and not readily marketable securities, are valued in good faith at fair value under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees. Further information on fair valuation is provided in the Fund's prospectus under "Pricing of Fund Shares."

NYSE CLOSINGS. The holidays (as observed) on which the NYSE is closed, and therefore days upon which shareholders cannot redeem shares, currently are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Each dividend and capital gains distribution, if any, declared by the Fund on its outstanding shares will, unless you have elected otherwise, be paid on the payment date fixed by the Board of Trustees in additional shares of the Fund having an aggregate net asset value as of the ex-dividend date of such dividend or distribution equal to the cash amount of such distribution. An election to receive dividends and distributions in cash or in additional shares may be changed by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. No sales charges or other fees are imposed on shareholders in connection with the reinvestment of dividends and capital gains distribution. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.

GENERAL

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership and disposition of Fund shares. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change and which may be retroactive. This discussion does not purport to be complete or to deal with all aspects of U.S. federal income taxation that may be relevant to investors in light of their particular circumstances. Prospective investors should consult their own tax advisers with regard to the U.S. federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

TAX STATUS OF THE FUND

The Fund has qualified and intends to remain qualified to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of any one issuer or of any two or more issuers that it controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

As a regulated investment company, the Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. The Fund intends to distribute substantially all of such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years and upon which no tax was imposed. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirement.

A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such a distribution will be taxable to shareholders in the calendar year in which the distribution is declared, rather than the calendar year in which it is received.

DISTRIBUTIONS

Distributions of investment company taxable income (which includes taxable interest and dividend income other than qualifying dividends and the excess of net short-term capital gains over long-term capital losses) are taxable to U.S. shareholders as ordinary income. Qualifying dividends from certain U.S. and non-U.S. corporations are taxable to U.S. shareholders at a reduced rate of 15% (5% for shareholders in lower tax brackets). This reduced rate is currently scheduled to apply to qualifying dividends received prior to January 1, 2009 and thereafter revert to ordinary income rates. Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations and to the extent the aggregate amount of such dividends do not exceed the aggregate dividends received by the Fund for the taxable year, may, subject to limitations, be eligible for the dividends received deduction. The alternative minimum tax applicable to corporations, however, may reduce the value of the dividends received deduction.

Capital gains may be taxed at different rates depending on how long the Fund held the asset-giving rise to such gains. Distributions of the excess of net long-term capital gains over net short-term capital losses realized, if any, properly designated by the Fund, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders at the rates applicable to long-term capital gains, regardless of how long a shareholder has held Fund shares. Distributions of net capital gains from assets held for one year or less will be taxable to shareholders at rates applicable to ordinary income.

To the extent that the Fund retains any net long-term capital gains, it may designate them as "deemed distributions" and pay a tax thereon for the benefit of its shareholders. In that event, the shareholders report their share of the Fund's retained realized capital gains on their individual tax returns as if it had been received, and report a credit for the tax paid thereon by the Fund. The amount of the deemed distribution net of such tax is then added to the shareholder's cost basis for his shares. Shareholders who are not subject to U.S. federal income tax or tax on capital gains should be able to file either a return on the appropriate form or a claim for refund that allows them to recover the tax paid on their behalf.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

Investors should be careful to consider the tax implications of buying shares of the Fund just prior to the record date of a distribution (including a capital gain dividend). The price of shares purchased at such a time will reflect the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

FOREIGN TAXES

The Fund may be subject to certain taxes imposed by the countries in which it invests or operates. The Fund will not have more than 50% of its total assets invested in securities of foreign governments or corporations and consequently will not qualify to elect to treat any foreign taxes paid by the Fund as having been paid by the Fund's shareholders.

DISPOSITIONS

Upon a redemption, sale or exchange of shares of the Fund, a shareholder will realize a taxable gain or loss depending upon his basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and for non-corporate shareholders the rate of tax will depend upon the shareholder's holding period for the shares and the shareholder's level of taxable income. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six month period would be a long-term capital loss to the extent of such distribution.

BACKUP WITHHOLDING

The Fund generally will be required to withhold U.S. federal income tax at a rate of 28% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number or social security number, (2) the Internal Revenue Service (the "IRS") notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

OTHER TAXATION

Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above, including the likelihood that ordinary income dividends distributed to them will be subject to withholding of U.S. tax at a rate of 30% (or a lower treaty rate, if applicable). Non-U.S. investors should consult their own tax advisers regarding U.S. federal, state, local and foreign tax considerations.

FUND INVESTMENTS

OPTIONS, FUTURES AND FORWARD CONTRACTS. Any regulated futures contracts and certain options in which the Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized. Code section 1092, which applies to certain straddles, may affect the taxation of the Fund's sales of securities and transactions in financial futures contracts and related options. Under section 1092, the Fund may be required to postpone recognition of losses incurred in certain sales of securities and certain closing transactions in financial futures contracts or related options.

Special Code provisions applicable to Fund investments, discussed above, may affect characterization of gains and losses realized by the Fund, and may accelerate recognition of income or defer recognition of losses. The Fund will monitor these investments and when possible will make appropriate elections in order to mitigate unfavorable tax treatment.

                       INVESTMENT PERFORMANCE INFORMATION

From time to time, the Fund may quote its performance in advertisements or in reports and other communications to shareholders, computed according to formulas prescribed by the SEC.

The Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance for any specified period in the future. In addition, when considering "average" total return figures for periods longer than one year, it is important to note that the Fund's annual total returns for any one year in the period might have been greater or less than the average for the entire period. In addition, because the performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the Fund's performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities. In reports or other communications to shareholders or in advertising material, the Fund may compare its performance with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or similar independent services that monitor the performance of mutual funds or other industry or financial publications.

It is important to note that the total return figures are based on historical earnings and are not intended to indicate future performance. Shareholders may make inquiries regarding the Fund's total return figures to Gabelli and Company. In its reports, investor communications or advertisements, the Fund may also include: (i) descriptions and updates concerning its strategies and portfolio investments; (ii) its goals, risk factors and expenses compared with other mutual funds; (iii) analysis of its investments by industry, country, credit quality and other characteristics; (iv) a discussion of the risk/return continuum relating to different investments; (v) the potential impact of adding foreign stocks to a domestic portfolio; (vi) the general biography or work experience of the portfolio manager of the Fund; (vii) portfolio manager commentary or market updates; (viii) discussion of macroeconomic factors affecting the Fund and its investments; and (ix) other information of interest to investors.

                        DESCRIPTION OF THE FUND'S SHARES

The Fund may issue an unlimited number of full and fractional shares of beneficial interest (par value $.01 per share). The Fund's shares have no preemptive or conversion rights.

VOTING RIGHTS

Shareholders are entitled to one vote for each share held (and fractional votes for fractional shares) and may vote on the election of Trustees and on other matters submitted to meetings of shareholders. As a Massachusetts business trust, the Fund is not required, and does not intend, to hold regular annual shareholder meetings, but may hold special meetings for the consideration of proposals requiring shareholder approval such as changing fundamental policies. In addition, the Fund's Trustees will call a meeting of shareholders upon the written request of the shareholders of 331/3% of the Fund's outstanding shares (10% in the case of removal of a Trustee). Furthermore, ten shareholders holding the lesser of $25,000 worth or one percent of Fund shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Trustees will then, if requested by the applicants, mail at the applicants' expense, the applicants' communication to all other shareholders. The Declaration of Trust, as amended and supplemented, provides that the Fund's shareholders have the right, upon the declaration in writing or vote of more than two thirds of its outstanding shares, to remove a Trustee. Except for a change in the name of the Trust, no amendment may be made to the Declaration of Trust without the affirmative vote of the holders of more than 50% of its outstanding shares. Shareholders have no preemptive or conversion rights. The Fund may be terminated upon the sale of its assets to another issuer, if such sale is approved by the vote of the holders of more than 50% of its outstanding shares. If not so terminated, the Fund intends to continue indefinitely.

LIABILITIES

The Fund's Declaration of Trust, as amended and supplemented, provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust, as amended and supplemented, protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for a trust's obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself is unable to meet its obligations since the Declaration of Trust provides for indemnification and reimbursement of expenses out of the property of the Fund to any shareholder held personally liable for any obligation of the Fund, and also provides that the Fund shall, if requested, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment recovered thereon.

                              FINANCIAL STATEMENTS


The Fund's Financial Statements for the year ended December 31, 2004, including the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, are incorporated by reference to the Fund's Annual Report. The Fund's Annual Report is available upon request and without charge. PricewaterhouseCoopers LLP provides audit services, tax return preparation and assistance and consultation in connection with certain SEC filings.

                                   APPENDIX A
                      DESCRIPTION OF CORPORATE DEBT RATINGS

MOODY'S INVESTORS SERVICE, INC.

Aaa: Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat large than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Unrated: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1.   An application for rating was not received or accepted.

2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

3.   There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody's Investors Services, Inc.'s publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa A, Baa Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa-1, A-1, Baa-1 and B-1.

STANDARD & POOR'S RATINGS SERVICE

AAA: Bonds rated AAA have the highest rating assigned by Standard & Poor's Ratings Service, a division of McGraw Hill Companies, Inc. Capacity to pay interest and repay principal is extremely strong.

AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

A: Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in the highest rated categories.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B       Bonds  rated BB, B,  CCC,  CC and C are  regarded,  on  balance,  as
CCC,        predominantly  speculative  with respect to capacity to pay interest
CC, C:      and repay principal in accordance with the terms of this obligation.
            BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties of major risk exposures to adverse conditions.

C1: The rating C1 is reserved for income bonds on which no interest is being paid.

D: Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+)    The ratings from AA to CCC may be modified by the addition of a plus
Or          or minus sign to show  relative  standing  within  the major  rating
Minus (-)   categories.

NR:         Indicates  that  no  rating  has  been  requested,   that  there  is
            insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                            PART C: OTHER INFORMATION

Item 22.          EXHIBITS

                  (a)(1) Declaration of Trust, dated November 13, 1985, is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement as filed with the SEC via EDGAR on May 1, 2000 (Accession No. 0000935069-00-000191) ("Post-Effective Amendment No.
                           18").

                  (a)(2) Supplemental Declaration of Trust, dated April 18, 2000, is incorporated by reference to Post-Effective Amendment No. 18.

                  (a)(3) Articles of Amendment, dated April 18, 2000, are incorporated by reference to Post-Effective Amendment No. 18.


                  (a)(4) Supplemental Declaration of Trust to the Declaration of Trust, is filed herewith.

                  (b) Registrant's By-laws are incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement as filed with the SEC via EDGAR on April 30, 1997 (Accession No. 0000927405-97-000146)
                           ("Post-Effective Amendment No. 14").

                  (c)      Not Applicable.

                  (d)(1) Amended and Restated Investment Advisory Agreement between the Registrant and Gabelli Funds, Inc. dated May 12, 1992 is incorporated by reference to Post-Effective Amendment No. 14.

                  (d)(2) Amendment No. 1, dated February 17, 1999, to the Amended and Restated Investment Advisory Agreement is incorporated by reference to Post-Effective Amendment No. 18.

                  (e) Amended and Restated Distribution Agreement between the Registrant and Gabelli & Company, Inc. dated April 28, 2000 is incorporated by reference to Post-Effective Amendment No. 18.

                  (f)      Not Applicable.

                  (g) Amended and Restated Master Custodian Agreement between the Registrant and State Street Bank & Trust Company ("State Street"), dated July 2, 2001, is incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement as filed with the SEC via EDGAR on May 1, 2002 (Accession No. 0000935069-02-000383) ("Post-Effective Amendment No.
                           20").

                  (h)      Transfer  Agency and  Service  Agreement  between the
                           Registrant  and  State  Street  is   incorporated  by
                           reference to Post-Effective Amendment No. 14.

                  (i) Opinion and Consent of Counsel is incorporated by reference to Post-Effective Amendment No. 18.

                  (j)(1) Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm is filed herewith.

                  (j)(2) Powers of Attorney for Mario J. Gabelli, Anthony J. Colavita, James P. Conn, Karl Otto Pohl, Anthony R. Pustorino, Anthonie C. van Ekris and Salvatore J. Zizza, dated February 26, 1997, are incorporated by reference to Post-Effective Amendment No. 14.

                  (j)(3) Power of Attorney for John D. Gabelli, dated April 28, 1999, is incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement as filed with the SEC via EDGAR on April 30, 1999 (Accession No. 0000927405-99-000164).

                  (j)(4) Power of Attorney for Werner J. Roeder, dated May 14, 2003, is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement as filed with the SEC via EDGAR on May 1, 2004 (Accession No. 0000935069-04-000668) ("Post-Effective
                           Amendment No. 22").

                  (k)      Not Applicable.

                  (l)(1) Agreement with initial shareholder is incorporated by reference to Post-Effective Amendment No. 14.

                  (l)(2) Purchase Agreement with respect to Class A Series Shares of the Fund, dated April 28, 2000, is incorporated by reference to Post-Effective Amendment No. 18.

                  (l)(3) Purchase Agreement with respect to Class B Series Shares of the Fund, dated April 28, 2000, is incorporated by reference to Post-Effective Amendment No. 18.

                  (l)(4) Purchase Agreement with respect to Class C Series Shares of the Fund, dated April 28, 2000, is incorporated by reference to Post-Effective Amendment No. 18.

                  (m)(1) Amended and Restated Plan of Distribution pursuant to Rule 12b-1 relating to Class AAA Series Shares, dated February 17, 1999, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement as filed with the SEC via EDGAR on March 1, 1999 (Accession No. 0000927405-99-000066)
                           ("Post-Effective Amendment No. 16").

                  (m)(2) Plan of Distribution pursuant to Rule 12b-1 relating to Class A Series Shares, dated February 17, 1999, is incorporated by reference to Post-Effective Amendment No. 16.


                  (m)(3) Plan of Distribution pursuant to Rule 12b-1 relating to Class B Series Shares, dated February 17, 1999, is incorporated by reference to Post-Effective Amendment No. 20.

                  (m)(4) Plan of Distribution pursuant to Rule 12b-1 relating to Class C Series Shares, dated February 17, 1999 is incorporated by reference to Post-Effective Amendment No. 20.



                  (n) Amended and Restated Rule 18f-3 Multi-Class Plan, dated May 12, 2004, is filed herewith.

                  (o)      Not Applicable.


                  (p) Revised Code of Ethics for the Registrant, Gabelli Funds, LLC, GAMCO Investors, Inc., Gabelli & Company, Inc., Gabelli Advisers, Inc., and Gabelli Fixed
                           Income LLC is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement as filed with the SEC via EDGAR on March 2, 2005 (Accession No. 0000935069-05-000429).


Item 23.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
                  -------------------------------------------------------------
                  None.

Item 24.          INDEMNIFICATION
                  ---------------

                  Section 5 of the Investment Advisory Agreement and Section 10 of the Distribution Agreement are hereby incorporated by reference to Exhibits (d) and (e).

                  Insofar as indemnification of liabilities arising under the Securities Act of 1933, as amended (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the
                  Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the financial adjudication of such issue.

                  The  Registrant  hereby  undertakes  that  it will  apply  the indemnification provisions of its Declaration of Trust, its By-laws, the Investment Advisory Agreement, the Administration Agreement and the Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, as amended.

Item 25.          BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER
                  --------------------------------------------------------
                  Gabelli Funds, LLC (the "Adviser") is a registered investment adviser providing investment management and administrative services to the Registrant. The Adviser also provides similar services to other mutual funds.

                  The information required by this Item 25 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of the Adviser during the past two fiscal years is incorporated by reference to Form ADV filed by the Adviser pursuant to the Investment Advisers Act of 1940 Act (SEC File No. 801-37706).

Item 26.          PRINCIPAL UNDERWRITER
                  ---------------------

                  (a) Gabelli & Company,  Inc.  ("Gabelli & Company")  currently acts as distributor for The Gabelli Blue Chip Value Fund, Gabelli Capital Series Funds, Inc., Comstock Funds, Inc., Gabelli Equity Series Funds, Inc., Gabelli Global Series Funds, Inc., Gabelli Gold Fund, Inc., The Gabelli Growth Fund, Gabelli International Growth Fund, Inc., Gabelli Investor Funds, Inc., The Gabelli Mathers Fund, The Gabelli Money Market Funds, Ned Davis Research Funds, The Treasurer's Fund, Inc., The Gabelli Utilities Fund, The Gabelli Value Fund Inc. and The Westwood Funds.

                  (b) The  information  required by this Item 26 with respect to each director, officer or partner of Gabelli & Company is incorporated by reference to Schedule A of Form BD filed by Gabelli & Company pursuant to the Securities Exchange Act of 1934, as amended (SEC File No. 8-21373).

                  (c) Not Applicable.

Item 27.          LOCATION OF ACCOUNTS AND RECORDS
                  --------------------------------

                  All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 through 31a-3 thereunder are maintained at the following offices:

                  1.       Gabelli Funds, LLC
                           One Corporate Center
                           Rye, New York 10580-1422

                  2.       PFPC Inc.
                           99 High Street
                           Boston, Massachusetts 02110

                  3.       PFPC Inc.
                           760 Moore Road
                           King of Prussia, Pennsylvania 19406

                  4.       State Street Bank and Trust Company
                           One Heritage Drive
                           North Quincy, MA 02171

                  5.       Boston Financial Data Services, Inc.
                           Two Heritage Drive
                           North Quincy, Massachusetts 02171

Item 28.          MANAGEMENT SERVICES
                  -------------------

                  Not Applicable.

Item 29.          UNDERTAKINGS
                  ------------

                  Not Applicable.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, THE GABELLI ASSET FUND, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rye and State of New York, on the 29th day of April, 2005.

                                         THE GABELLI ASSET FUND

                                         By:      /S/ BRUCE N. ALPERT
                                                  --------------------------
                                                  Bruce N. Alpert
                                                  President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 24 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                                   TITLE                                       DATE

MARIO J. GABELLI*                           Chairman of the Board and Trustee           April 29, 2005
-------------------------------
Mario J. Gabelli

/S/ BRUCE N. ALPERT                         President and Treasurer                     April 29, 2005
---------------------------
Bruce N. Alpert

ANTHONY J. COLAVITA*                        Trustee                                     April 29, 2005
---------------------------
Anthony J. Colavita

JAMES P. CONN*                              Trustee                                     April 29, 2005
---------------------------
James P. Conn

JOHN D. GABELLI*                            Trustee                                     April 29, 2005
---------------------------
John D. Gabelli

KARL OTTO POHL*                             Trustee                                     April 29, 2005
---------------------------
Karl Otto Pohl

ANTHONY R. PUSTORINO*                       Trustee                                     April 29, 2005
---------------------------
Anthony R. Pustorino

WERNER J. ROEDER*                           Trustee                                     April 29, 2005
------------------
Werner J. Roeder

ANTHONIE C. VAN EKRIS*                      Trustee                                     April 29, 2005
---------------------------
Anthonie C. van Ekris

SALVATORE J. ZIZZA*                         Trustee                                     April 29, 2005
---------------------------
Salvatore J. Zizza

*By: /S/ BRUCE N. ALPERT

         Bruce N. Alpert
         Attorney-in-fact

                              SCHEDULE OF EXHIBITS
                              --------------------

         Exhibit No.       Description


         (a)(4) Supplemental Declaration of Trust to the Declaration of Trust.

         (j)(1) Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.

         (n)    Amended and Restated Rule 18f-3 Multi-Class Plan, dated May 12,
                2004.